UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2020

AMT-Free    •    National

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2020

Eaton Vance

Municipal Income Funds

Performance and Fund Profile
AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	0.60%	4.70%	3.33%	4.50%
Class A with 4.75% Maximum Sales Charge	—	—	–4.17	–0.27	2.32	4.00
Class C at NAV	05/02/2006	03/16/1978	0.11	3.82	2.54	3.71
Class C with 1% Maximum Sales Charge	—	—	–0.88	2.82	2.54	3.71
Class I at NAV	03/16/1978	03/16/1978	0.70	4.95	3.56	4.75
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.04%	1.79%	0.79%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.85%	2.10%	3.11%
Taxable-Equivalent Distribution Rate				4.81	3.55	5.25
SEC 30-day Yield				1.48	0.83	1.77
Taxable-Equivalent SEC 30-day Yield				2.51	1.40	2.99

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						8.77%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month- end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2020

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	–0.28%	4.04%	3.71%	4.70%
Class A with 4.75% Maximum Sales Charge	—	—	–5.05	–0.88	2.72	4.19
Class C at NAV	12/03/1993	12/19/1985	–0.64	3.28	2.94	3.92
Class C with 1% Maximum Sales Charge	—	—	–1.62	2.28	2.94	3.92
Class I at NAV	07/01/1999	12/19/1985	–0.15	4.29	3.97	4.96
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.80%	1.55%	0.55%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.68%	1.92%	2.94%
Taxable-Equivalent Distribution Rate				4.53	3.24	4.97
SEC 30-day Yield				1.58	0.92	1.90
Taxable-Equivalent SEC 30-day Yield				2.67	1.55	3.21

% Total Leverage[5]
RIB Financing						3.46%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.00	$4.86	0.97%
Class C	$1,000.00	$1,001.10	$8.60	1.72%
Class I	$1,000.00	$1,007.00	$3.61	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.90	0.97%
Class C	$1,000.00	$1,016.40	$8.67	1.72%
Class I	$1,000.00	$1,021.40	$3.64	0.72%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

5

Eaton Vance

Municipal Income Funds

March 31, 2020

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$997.20	$3.59	0.72%
Class C	$1,000.00	$993.60	$7.33	1.47%
Class I	$1,000.00	$998.50	$2.35	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.64	0.72%
Class C	$1,000.00	$1,017.70	$7.42	1.47%
Class I	$1,000.00	$1,022.70	$2.38	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 107.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%

New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$9,929,700

		$9,929,700

Education — 6.5%

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/38	$315	$373,054

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/39	380	448,594

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/42	860	1,012,504

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/32	175	232,346

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,641,150

District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	101,084

District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	100,105

District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	133,441

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41	1,480	1,722,883

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,013,375

Pima County Community College District, AZ, 5.00%, 7/1/35	725	898,427

University of California, 5.25%, 5/15/35	3,555	4,053,660

West Virginia University, Prerefunded to 11/1/22, 5.00%, 10/1/31	3,000	3,288,990

		$20,019,613

Electric Utilities — 2.4%

Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,520	$3,532,953

Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	240,520

Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	201,637

Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	189,248

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,281,946

		$7,446,304

Escrowed / Prerefunded — 6.7%

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	$1,185	$1,299,708

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	489,298

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	$315	$327,934

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,329,127

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,180,258

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,050	1,121,180

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,877,840

Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,205,200

		$20,830,545

General Obligations — 22.0%

California, 5.00%, 4/1/35	$2,125	$2,410,239

California, 5.25%, 10/1/29	560	594,373

California, 5.25%, 10/1/32	3,480	3,691,445

Chicago, IL, 5.00%, 1/1/39	1,400	1,418,004

Chicago, IL, 5.00%, 1/1/44	1,490	1,496,407

Chicago Board of Education, IL, 5.00%, 12/1/21	230	232,571

Chicago Board of Education, IL, 5.00%, 12/1/42	260	259,267

Chicago Board of Education, IL, 5.00%, 12/1/44	1,405	1,389,952

Chicago Board of Education, IL, 5.00%, 12/1/46	10	9,819

District of Columbia, 5.00%, 6/1/37(1)	7,000	8,547,350

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,145,550

Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,326,824

Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,322,638

Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	604,131

Illinois, 4.00%, 6/1/33	2,000	1,908,480

Illinois, 5.00%, 1/1/26	5,000	5,260,600

Illinois, 5.00%, 5/1/35	2,000	2,025,680

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,021,956

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,440,850

New York, NY, 4.00%, 10/1/35	3,655	4,257,052

New York, NY, 4.00%, 3/1/36	2,520	2,939,252

New York, NY, 4.00%, 8/1/42(1)	7,000	7,955,080

New York, NY, 5.00%, 3/1/40	1,750	2,184,280

Renton School District No. 403, WA, 4.00%, 12/1/33	1,230	1,472,236

Renton School District No. 403, WA, 4.00%, 12/1/34	1,300	1,547,585

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,150,972

San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/36	1,190	1,380,079

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Springfield School District No. 19, OR, 5.00%, 6/15/30	$1,085	$1,275,732

Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,423,316

University of Connecticut, 5.00%, 2/15/32	650	729,469

Washington, 5.00%, 6/1/38(2)	710	879,555

		$68,300,744

Hospital — 13.2%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$546,813

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,899,327

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,522,456

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,396,855

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,309,540

Colorado Health Facilities Authority, (CommonSpirit Health), 4.00%, 8/1/39	1,250	1,302,387

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,372,400

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,471,748

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,195,500

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	520	550,124

Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,810,229

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,451,271

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,501,990

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/45	1,000	1,060,640

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,851,525

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,561,150

		$40,803,955

Housing — 0.7%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$561,190

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	$1,250	$1,388,900

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000

		$2,235,090

Insured – Education — 1.1%

Northern Illinois University, IL, (BAM), 5.00%, 4/1/31(2)	$950	$1,169,384

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,295,755

		$3,465,139

Insured – Electric Utilities — 0.8%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,379,039

		$2,379,039

Insured – Escrowed / Prerefunded — 0.5%

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,535,898

		$1,535,898

Insured – General Obligations — 1.3%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$157,925

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	572,089

McCook, IL, (AGM), 4.00%, 12/1/29	240	275,362

McCook, IL, (AGM), 4.00%, 12/1/30	200	228,530

McCook, IL, (AGM), 4.00%, 12/1/33	500	557,950

McCook, IL, (AGM), 4.00%, 12/1/34	440	485,716

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,642,995

		$3,920,567

Insured – Lease Revenue / Certificates of Participation — 2.2%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$6,851,037

		$6,851,037

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 2.2%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,739,056

		$6,739,056

Insured – Special Tax Revenue — 5.7%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,269,686

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,551,480

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,414,836

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,278,508

		$17,514,510

Insured – Transportation — 9.6%

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,076,410

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,076,680

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	847,353

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,067,723

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,275	1,326,306

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	2,470	2,870,165

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,453,560

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,184,162

		$29,902,359

Insured – Water and Sewer — 2.4%

Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$4,825	$5,195,512

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	735,984

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	639,546

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	315,963

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	635,105

		$7,522,110

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.8%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$5,020	$5,434,752

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,186,630

		$8,621,382

Other Revenue — 1.4%

Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/22	$400	$404,216

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	216,000

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	970	1,001,942

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	355	368,596

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,083,684

White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,385	1,376,053

		$4,450,491

Senior Living / Life Care — 3.8%

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(5)	$265	$250,261

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(5)	360	347,764

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(5)	775	751,262

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	598,015

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	2,823,935

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,672,698

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	163,563

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	673,173

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(5)	1,575	1,693,141

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(5)	2,325	2,470,987

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(5)	245	249,339

		$11,694,138

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.3%

Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$911	$847,968

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,384,512

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	5,820	6,650,921

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,000	1,169,180

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	930	934,734

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/35	2,000	2,276,120

		$13,263,435

Transportation — 10.3%

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$415	$429,313

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,209,736

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,599,612

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	290	326,485

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,149,027

Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	325	359,931

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	2,947,118

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,788,794

New York Thruway Authority, 3.00%, 1/1/49	4,190	4,081,270

New York Thruway Authority, 5.00%, 1/1/38	2,000	2,510,800

New York Thruway Authority, 5.00%, 1/1/46	4,000	4,644,680

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,649,821

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,527,370

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	440	448,892

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	275	279,656

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	265	268,623

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	355	400,238

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Texas Transportation Commission, 0.00%, 8/1/40	$1,000	$397,420

		$32,018,786

Water and Sewer — 4.3%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,627,617

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	4,000	4,552,680

		$13,180,297

Total Tax-Exempt Investments — 107.4% (identified cost $310,861,156)		$332,624,195

Other Assets, Less Liabilities — (7.4)%		$(22,842,081)

Net Assets — 100.0%		$309,782,114

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.0%

California	15.1%

Illinois	10.6%

Others, representing less than 10% individually	60.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 24.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued security.

(3)	The issuer is in default on the payment of principal but continues to pay interest.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $7,138,807 or 2.3% of the Fund’s net assets.

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 93.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,777,700

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	12,978,900

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	13,045	16,544,060

		$41,300,660

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 6.3%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,186,492

Bowling Green State University, OH, 4.00%, 6/1/38	440	488,928

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/36	480	571,858

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/37	300	356,169

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/29	220	288,198

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/30	185	247,251

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/31	250	332,870

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,283,600

District of Columbia, (District of Columbia International School), 5.00%, 7/1/54	2,290	2,591,204

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,132,099

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/22	500	539,020

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/23	500	552,775

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/24	500	566,795

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	22,494,015

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Michigan State University, 5.00%, 2/15/31	$1,200	$1,529,988

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: State Street Bank and Trust Company), 0.85%, 7/1/33(3)	6,825	6,825,000

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.75%, 7/1/33(3)	7,465	7,465,000

New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.85%, 7/1/33(3)	2,535	2,535,000

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,404,248

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,235	23,496,514

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39(4)	6,000	7,520,220

University of California, 5.25%, 5/15/36	7,080	8,061,005

University of California, 5.25%, 5/15/37	13,000	14,779,180

University of California, 5.25%, 5/15/38	7,700	8,737,344

University of Virginia, 5.00%, 4/1/38	13,205	15,987,557

University of Virginia, 5.00%, 4/1/39	40,970	49,505,280

		$193,477,610

Electric Utilities — 4.2%

Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	$6,130	$7,668,569

Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/42	1,870	2,209,405

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/33	1,180	1,515,793

Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,560,272

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,994,422

San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,433,980

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	10,852,100

Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(5)	22,500	25,533,450

Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(5)	27,500	31,207,550

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	10,000	11,837,500

Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	16,087,828

		$128,900,869

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 5.2%

Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$1,655	$1,709,433

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,689,975

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,128,385

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	16,475	16,530,850

Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	284,595

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,603,155

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,638,169

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,585,207

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,463,651

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	3,903,196

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	3,687,209

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	18,122,346

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,341,000

Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(5)	37,000	41,370,440

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,076,260

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,015,390

Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	12,692,375

		$159,841,636

General Obligations — 15.4%

Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$5,370	$6,236,342

Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/30	2,070	2,418,919

Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/31	2,295	2,674,341

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Belmont, MA, 4.00%, 3/15/32	$3,030	$3,553,069

California, 5.14%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(6)	15,000	14,878,350

California Education Notes Program, Fiscal Year 2019-20 Note Participations, 5.00%, 6/30/20	5,245	5,293,936

Chicago, IL, 5.00%, 1/1/39	2,100	2,127,006

Chicago, IL, 5.00%, 1/1/40	1,500	1,517,055

Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,002,136

Chicago Board of Education, IL, 5.00%, 12/1/42	2,770	2,762,189

Chicago Board of Education, IL, 5.00%, 12/1/44	15,110	14,948,172

Chicago Board of Education, IL, 5.00%, 12/1/46	85	83,463

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	905,130

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,188,860

Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,484,662

Connecticut, 4.00%, 1/15/37	15,000	16,447,950

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,290,797

District of Columbia, 5.00%, 10/15/30	4,000	5,207,400

Hartford County Metropolitan District, CT, 5.00%, 7/15/23	1,000	1,121,200

Hartford County Metropolitan District, CT, Series A, 5.00%, 7/15/24	500	577,490

Hartford County Metropolitan District, CT, Series B, 5.00%, 7/15/24	1,000	1,154,980

Hawaii, 5.00%, 1/1/34	13,700	16,927,172

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,225,134

Hillsboro School District No. 1J, OR, 4.00%, 6/15/37	4,370	5,155,027

Hillsboro School District No. 1J, OR, 4.00%, 6/15/39	8,000	9,294,720

Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	5,000	5,826,450

Hudsonville Public Schools, MI, 4.00%, 5/1/37	1,500	1,749,735

Hudsonville Public Schools, MI, 4.00%, 5/1/39	1,060	1,226,770

Hudsonville Public Schools, MI, 4.00%, 5/1/44	1,975	2,254,245

Illinois, 5.00%, 2/1/24	10,705	11,168,848

Illinois, 5.00%, 11/1/24	11,295	11,864,607

Illinois, 5.00%, 2/1/27	18,500	19,047,785

Illinois, 5.00%, 2/1/29	15,000	15,529,950

Illinois, 5.00%, 5/1/39	10,000	10,066,700

Illinois, 5.25%, 7/1/30	6,150	6,296,124

Johnson City, TN, 5.00%, 6/1/22	440	475,332

Johnson City, TN, 5.00%, 6/1/24	505	580,937

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,159,309

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	$4,105	$4,613,445

King County, WA, (SPA: TD Bank, N.A.), 0.75%, 1/1/46(3)	5,735	5,735,000

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,601,004

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/36	1,250	1,414,613

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,935	3,255,150

Louisiana, 5.00%, 3/1/28	5,790	7,236,400

Massachusetts, 5.00%, 7/1/35	10,000	11,727,600

Massachusetts, 5.00%, 3/1/37	10,900	12,288,878

Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,486,650

New York, NY, 4.00%, 10/1/35	7,310	8,514,103

New York, NY, 4.00%, 3/1/36	8,000	9,084,480

New York, NY, 4.00%, 12/1/41	1,130	1,275,691

New York, NY, 4.00%, 8/1/42(5)	28,000	31,820,320

New York, NY, 5.00%, 8/1/33	10,000	11,928,700

Novi Community School District, MI, 5.00%, 5/1/41	1,100	1,388,464

Novi Community School District, MI, 5.00%, 5/1/42	1,700	2,139,178

Novi Community School District, MI, 5.00%, 5/1/43	1,150	1,447,217

Onondaga County, NY, 4.00%, 6/1/28	2,275	2,641,480

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	3,750	4,411,987

Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/35	350	413,427

Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/36	500	587,155

Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/37	250	292,183

Park City, UT, 4.00%, 2/1/31	3,490	4,198,959

Randolph County, NC, Limited Obligation Bonds, 5.00%, 10/1/33	500	640,785

Richmond Community Schools, MI, 4.00%, 5/1/36	2,200	2,526,986

Richmond Community Schools, MI, 4.00%, 5/1/37	2,655	3,040,798

Richmond Community Schools, MI, 4.00%, 5/1/38	2,665	3,042,284

Richmond Community Schools, MI, 4.00%, 5/1/39	2,665	3,032,690

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/32	2,250	2,591,010

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,350	1,541,160

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/34	1,100	1,244,221

Tennessee, 5.00%, 9/1/28	4,785	6,041,876

Texas, (Texas Transportation Commission), 5.00%, 10/1/44	10,000	11,484,800

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Virginia Beach, VA, 4.00%, 7/15/32	$2,300	$2,784,817

Washington, 5.00%, 2/1/33	13,140	14,849,120

Washington, 5.00%, 8/1/35	14,455	17,660,396

Washington, 5.00%, 6/1/39(4)	2,125	2,626,627

Washington, 5.00%, 2/1/40	4,755	5,686,409

Washington, 5.00%, 6/1/41(4)	2,000	2,463,780

Washington County, OR, 4.00%, 3/1/30	1,000	1,127,180

West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/40	1,200	708,324

West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	854,295

Wisconsin, 5.00%, 5/1/38	22,500	26,407,350

		$470,579,284

Hospital — 9.0%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,860,155

Arizona Industrial Development Authority, (Phoenix Children’s Hospital), (LOC: JPMorgan Chase Bank, N.A.), 0.75%, 2/1/48(3)	6,605	6,605,000

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	944,747

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	5,825,856

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,357,678

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	27,927,975

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,416,595

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	6,483,600

Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,224,800

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare), 4.00%, 7/1/36	1,700	1,920,541

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,814,191

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,251,320

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,350	4,601,995

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,188,680

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 5.46%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(6)	9,500	9,527,550

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: JPMorgan Chase Bank, N.A.), 0.75%, 8/15/42(3)	$8,900	$8,900,000

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,565,975

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	1,500	1,709,685

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,925,539

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/27	1,150	1,442,261

Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,430,582

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,515,923

Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,366,785

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), Series 2008C, 0.75%, 8/1/34(3)	10,300	10,300,000

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: Wells Fargo Bank, N.A.), Series 2008D, 0.75%, 8/1/34(3)	6,000	6,000,000

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/31	4,000	4,773,440

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,800	4,420,654

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	5,330	5,755,654

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	10,000	10,780,300

North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,525,552

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	2,021,915

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	5,990,764

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,630,798

Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,903,073

Philadelphia Hospitals and Higher Education Facilities Authority, PA, (Children’s Hospital of Philadelphia), (SPA: Wells Fargo Bank, N.A.), 0.75%, 7/1/25(3)	5,000	5,000,000

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,066,028

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,253,345

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	$5,000	$5,490,350

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,442,950

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,662,942

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	23,826,358

		$275,651,556

Housing — 0.5%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 5.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(6)	$3,960	$3,960,000

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,275,261

		$14,235,261

Industrial Development Revenue — 1.1%

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$300	$301,641

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 5.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(6)	5,000	5,006,050

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 5.51%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(6)	10,000	10,013,000

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	13,994,520

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	3,567,301

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	487,626

		$33,370,138

Insured – Electric Utilities — 0.0%(7)

Cleveland, OH, Public Power System Revenue, (AGM), 4.00%, 11/15/35	$1,000	$1,143,560

		$1,143,560

Insured – General Obligations — 1.1%

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/35	$785	$929,259

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/36	1,045	1,232,180

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/37	$1,000	$1,175,400

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/38	1,000	1,170,200

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/39	1,000	1,167,150

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/40	650	757,816

Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	12,653,996

Pittsburg Unified School District Financing Authority, CA, (AGM), 5.00%, 9/1/47	6,890	8,373,004

Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,600,654

		$32,059,659

Insured – Hospital — 0.4%

Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$12,192,360

		$12,192,360

Insured – Other Revenue — 1.2%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$36,972,623

		$36,972,623

Insured – Special Tax Revenue — 0.6%

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,445,750

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,100,466

		$18,546,216

Insured – Transportation — 2.2%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,388,665

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(5)	8,900	9,271,664

Metropolitan Transportation Authority, NY, Green Bonds, Series 2019A, (AGM), 4.00%, 11/15/46	6,380	6,636,731

Metropolitan Transportation Authority, NY, Green Bonds, Series 2019C, (AGM), 4.00%, 11/15/46	1,100	1,148,609

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,770,551

		$68,216,220

Lease Revenue / Certificates of Participation — 1.5%

Hillsborough County, FL, 4.00%, 8/1/31	$4,840	$5,750,259

Hillsborough County, FL, 4.00%, 8/1/34	5,445	6,411,596

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	6,660	7,210,249

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	$8,460	$9,071,489

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	14,212,247

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,298,472

		$44,954,312

Nursing Home — 0.2%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$5,715	$5,747,175

		$5,747,175

Other Revenue — 3.3%

Battery Park City Authority, NY, 5.00%, 11/1/40	$1,000	$1,270,860

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	45,000

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(2)	1,865	1,989,433

Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(2)	1,000	1,066,720

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,488,300

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	24,950	28,496,643

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	17,960	19,794,075

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,021,067

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	30,742,271

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.72%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(6)	1,000	1,004,310

		$100,918,679

Senior Living / Life Care — 0.4%

Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$2,500	$2,513,775

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(9)	409	110,475

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,570,880

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,044,714

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	539,983

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	$750	$750,217

		$12,530,044

Special Tax Revenue — 7.5%

Illinois Sports Facilities Authority, 5.00%, 6/15/29	$2,250	$2,361,465

Illinois Sports Facilities Authority, 5.00%, 6/15/30	1,200	1,251,012

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	230	0

New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	80	0

New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	370	314,215

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/37	7,235	8,097,702

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37	1,480	1,637,768

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	5,000	5,663,500

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,225,318

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/35	9,000	10,377,990

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,649,943

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	4,050	4,950,194

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/36	10,000	11,646,300

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	10,969,543

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/40	5,000	5,947,850

New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 0.85%, 11/1/44(3)	20,000	20,000,000

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	4,585	5,198,886

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	14,131,917

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	10,000	11,366,800

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	7,840	9,430,344

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	11,961,900

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	2,002,822

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	$1,705	$2,125,470

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,248,401

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,209,144

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,572,079

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,691,400

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,169,500

Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	5,536	5,099,154

Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	2,219	2,083,685

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	10,000	9,749,500

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/37	3,075	3,474,012

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/38	7,495	8,419,883

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	440	378,422

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	310	245,343

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	964,937

Texas Transportation Commission, 5.00%, 4/1/33(5)	10,000	11,396,600

		$230,012,999

Student Loan — 0.2%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$4,970	$5,369,638

		$5,369,638

Transportation — 25.3%

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/33	$3,575	$3,902,041

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/34	3,480	3,785,718

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/36	5,000	5,400,000

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,154,200

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,060,000

Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	3,830	4,258,577

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,751,637

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,722,520

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	$1,125	$1,206,911

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,174,514

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,038,395

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,555,880

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,428,159

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,015	11,995,005

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/34	2,600	3,007,030

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	3,225	3,643,992

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	2,290	2,578,105

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	11,727,600

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,251,217

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/48	10,000	11,060,500

Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	7,631,650

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	31,930	35,607,697

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,820,800

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(5)	7,200	7,229,016

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	1,200	1,353,888

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,571,442

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,325	6,542,135

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/31	2,250	2,752,583

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/32	6,100	7,443,281

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	5,000	6,066,700

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,752,100

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,192,230

Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,021,840

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	$1,500	$1,686,930

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,137,381

Massachusetts Port Authority, 5.00%, 7/1/32	3,800	4,819,616

Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,105	12,077,799

Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	3,000	3,755,280

Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	2,965	3,698,808

Massachusetts Port Authority, (AMT), 5.00%, 7/1/32	4,200	5,205,942

Massachusetts Port Authority, (AMT), 5.00%, 7/1/33	3,855	4,765,821

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,013,620

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,200	3,719,648

Metropolitan Transportation Authority, NY, 5.00%, 9/1/22	15,000	15,870,150

Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	4,250	4,637,005

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,050	12,141,022

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,049,495

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/30	5,840	7,169,651

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/31	6,130	7,484,056

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/32	10,000	11,555,500

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,297,940

Miami-Dade County, FL, Aviation Revenue, (AMT), 4.00%, 10/1/44	5,000	5,311,950

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	25,595,925

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,000,100

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	1,935	2,210,950

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	32,530	36,584,539

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,808,020

Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,472,924

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	8,042,925

New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.91%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(6)	2,275	2,274,386

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	$10,000	$11,227,700

New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,680	3,045,740

New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	3,560	4,315,005

New York Thruway Authority, 3.00%, 1/1/49	9,310	9,068,405

New York Thruway Authority, 4.00%, 1/1/41	10,000	10,786,800

New York Thruway Authority, 4.00%, 1/1/42	15,395	16,567,329

New York Thruway Authority, 4.00%, 1/1/43	10,000	10,743,900

New York Thruway Authority, 5.00%, 1/1/36	12,500	15,578,000

New York Thruway Authority, 5.00%, 1/1/39	1,845	2,309,184

New York Thruway Authority, 5.00%, 1/1/40	17,155	21,442,549

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	14,090	14,303,604

North Texas Tollway Authority, 5.00%, 1/1/29	5,000	5,835,400

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	11,966,793

Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,174,657

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,141,536

Port Authority of New York and New Jersey, 5.00%, 5/1/40	3,585	4,035,097

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	10,800	11,690,244

Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,435,150

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,979,600

Port Authority of New York and New Jersey, (AMT), 5.00%, 4/1/36	11,230	13,422,545

Port of Seattle, WA, (AMT), 5.00%, 4/1/23	2,000	2,197,560

Port of Seattle, WA, (AMT), 5.00%, 4/1/24	2,165	2,442,142

Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,500	1,732,320

Raleigh-Durham Airport Authority, NC, (AMT), 5.00%, 5/1/36	1,000	1,209,990

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,215,174

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	28,625,634

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,362,041

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	$5,000	$5,543,400

Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	29,428,344

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	3,575	3,647,251

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	2,245	2,283,008

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	2,140	2,169,254

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	2,885	3,252,636

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	13,552,175

		$773,804,913

Water and Sewer — 6.4%

Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,133,950

Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,263,136

Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	58,781,741

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	2,905	3,532,799

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,484,112

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,269,790

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/37	4,200	5,274,864

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,558,205

Metropolitan Water District of Southern California, 5.00%, 7/1/35	7,500	9,526,050

Metropolitan Water District of Southern California, 5.00%, 7/1/38	4,270	5,354,879

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,977,193

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,588,957

Missoula, MT, Water System Revenue, 4.00%, 7/1/37	600	683,814

Missoula, MT, Water System Revenue, 5.00%, 7/1/33	565	707,092

Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,411,406

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Missoula, MT, Water System Revenue, 5.00%, 7/1/36	$800	$991,752

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	6,415	7,559,308

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 0.75%, 6/15/50(3)	16,280	16,280,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.05%, 6/15/46(3)	7,100	7,100,000

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: PNC Bank, N.A.), 1.05%, 6/15/48(3)	6,405	6,405,000

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/37	500	582,345

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/38	1,000	1,160,700

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/39	1,075	1,244,635

Tarrant Regional Water District, TX, 5.00%, 3/1/30	10,000	11,364,600

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,297,617

		$194,533,945

Total Tax-Exempt Municipal Securities — 93.5% (identified cost $2,742,973,300)		$2,858,022,436

Taxable Municipal Securities — 7.6%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0% (7)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$3,998	$999,460

		$999,460

Education — 1.0%

California State University, 2.965%, 11/1/39	$9,000	$9,181,980

New York Dormitory Authority, (New York University), 2.219%, 7/1/35	12,500	12,039,000

Red River Education Finance Corp., TX, (Texas Christian University), 3.317%, 3/15/40	10,000	10,204,500

		$31,425,480

Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.0%

Antelope Valley Community College District, CA, 2.568%, 8/1/34	$3,300	$3,284,490

Antelope Valley Community College District, CA, 2.738%, 8/1/36	3,500	3,488,135

Antelope Valley Community College District, CA, 2.768%, 8/1/37	2,930	2,922,177

Austin Independent School District, TX, (PSF Guaranteed), 2.022%, 8/1/34	3,000	2,975,790

Austin Independent School District, TX, (PSF Guaranteed), 2.122%, 8/1/36	2,000	1,969,520

Austin Independent School District, TX, (PSF Guaranteed), 2.152%, 8/1/37	2,000	1,961,420

Charlotte, NC, 1.574%, 7/1/24	1,075	1,090,566

Charlotte, NC, 1.624%, 7/1/25	9,730	9,878,772

Charlotte, NC, 1.775%, 7/1/26	7,490	7,715,823

Charlotte, NC, 1.875%, 7/1/27	2,000	2,046,140

Charlotte, NC, 2.055%, 7/1/30	1,310	1,330,515

Charlotte, NC, 2.155%, 7/1/32	1,000	1,007,020

Chicago, IL, 7.75%, 1/1/42	4,050	4,612,383

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.747%, 2/1/32	1,250	1,255,300

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.847%, 2/1/33	1,000	1,006,170

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.927%, 2/1/34	1,000	1,007,370

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 2.977%, 2/1/35	1,000	1,007,160

Dekalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District No. 523, IL, 3.017%, 2/1/36	710	714,913

Denison Independent School District, TX, (PSF Guaranteed), 2.368%, 8/1/32	500	506,100

Denison Independent School District, TX, (PSF Guaranteed), 2.418%, 8/1/33	550	554,273

Denison Independent School District, TX, (PSF Guaranteed), 2.468%, 8/1/34	1,000	1,006,690

Denison Independent School District, TX, (PSF Guaranteed), 2.518%, 8/1/35	1,000	1,005,590

Denison Independent School District, TX, (PSF Guaranteed), 2.736%, 8/1/41	10,705	10,706,285

Monroe Township Board of Education, NJ, 2.071%, 8/1/26	1,375	1,400,561

Monroe Township Board of Education, NJ, 2.171%, 8/1/27	2,000	2,041,980

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oregon, 3.886%, 5/1/37	$2,500	$2,708,525

United Independent School District, TX, (PSF Guaranteed), 2.353%, 8/15/32	2,780	2,747,335

United Independent School District, TX, (PSF Guaranteed), 2.403%, 8/15/33	1,960	1,930,561

West Linn-Wilsonville School District No. 3JT, OR, 2.294%, 6/15/31	2,815	2,800,531

Wyandotte County Unified School District No. 500, KS, 3.00%, 9/1/40	13,750	13,931,225

		$90,613,320

Hospital — 1.2%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$35,856,325

		$35,856,325

Insured-Transportation — 1.5%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$19,152,225

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	28,262,734

		$47,414,959

Special Tax Revenue — 0.2%

Sales Tax Securitization Corp., IL, 2.857%, 1/1/31	$5,500	$5,773,020

		$5,773,020

Transportation — 0.1%

Ohio Turnpike and Infrastructure Commission, 3.096%, 2/15/40	$3,000	$3,059,400

		$3,059,400

Water and Sewer — 0.6%

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.404%, 9/1/34	$2,410	$2,322,420

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.464%, 9/1/35	3,315	3,195,196

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.544%, 9/1/36	5,000	4,821,800

Narragansett Bay Commission, RI, Wastewater System Revenue, 2.624%, 9/1/37	4,000	3,871,040

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

South Central Connecticut Regional Water Authority, 3.162%, 8/1/40	$3,750	$3,803,625

		$18,014,081

Total Taxable Municipal Securities — 7.6% (identified cost $223,425,873)		$233,156,045

Corporate Bonds & Notes — 0.2%
Security	Principal Amount (000’s omitted)	Value

Health Care — 0.2%

Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	$5,000	$4,910,996

Total Corporate Bonds & Notes — 0.2% (identified cost $5,000,000)		$4,910,996

Total Investments — 101.3% (identified cost $2,971,399,173)		$3,096,089,477

Other Assets, Less Liabilities — (1.3)%		$(40,028,769)

Net Assets — 100.0%		$3,056,060,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At March 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	23.1%

California	13.4%

Texas	12.0%

Others, representing less than 10% individually	52.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 3.2% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

aggregate value of these securities is $9,243,179 or 0.3% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

(4)	When-issued security.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(7)	Amount is less than 0.05%.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(9)	Security is in default and making only partial interest payments.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	–	London Interbank Offered Rate

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Assets and Liabilities (Unaudited)

	March 31, 2020
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$310,861,156	$2,971,399,173

Unrealized appreciation	21,763,039	124,690,304

Investments, at value	$332,624,195	$3,096,089,477

Cash	$6,268,492	$9,924,941

Interest receivable	3,906,007	33,319,991

Receivable for investments sold	38,041	45,000

Receivable for Fund shares sold	141,434	54,427,934

Due from broker for floating rate notes issued	—	6,675,000

Total assets	$342,978,169	$3,200,482,343

Liabilities

Payable for floating rate notes issued	$29,826,918	$109,885,969

Payable for investments purchased	—	8,885,958

Payable for when-issued securities	2,052,513	12,619,682

Payable for Fund shares redeemed	568,649	8,918,515

Distributions payable	235,406	1,098,389

Payable to affiliates:

Investment adviser fee	121,090	850,894

Distribution and service fees	46,439	465,511

Interest expense and fees payable	210,550	709,211

Accrued expenses	134,490	987,506

Total liabilities	$33,196,055	$144,421,635

Net Assets	$309,782,114	$3,056,060,708

Sources of Net Assets

Paid-in capital	$314,816,333	$3,105,884,200

Accumulated loss	(5,034,219)	(49,823,492)

Net Assets	$309,782,114	$3,056,060,708

Class A Shares

Net Assets	$147,223,800	$1,556,037,564

Shares Outstanding	16,081,168	156,080,874

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.16	$9.97

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.62	$10.47

Class C Shares

Net Assets	$17,690,292	$155,076,011

Shares Outstanding	1,943,509	15,555,077

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.10	$9.97

Class I Shares

Net Assets	$144,868,022	$1,344,947,133

Shares Outstanding	14,488,802	134,916,762

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.00	$9.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2020
Investment Income	AMT-Free Fund	National Fund

Interest	$6,578,120	$54,711,690

Total investment income	$6,578,120	$54,711,690

Expenses

Investment adviser fee	$688,952	$5,084,164

Distribution and service fees

Class A	187,012	1,996,586

Class C	94,587	835,365

Trustees’ fees and expenses	8,120	54,250

Custodian fee	35,858	301,556

Transfer and dividend disbursing agent fees	46,405	612,904

Legal and accounting services	34,862	78,837

Printing and postage	13,119	131,054

Registration fees	38,820	96,338

Interest expense and fees	307,739	1,110,897

Miscellaneous	23,676	94,684

Total expenses	$1,479,150	$10,396,635

Net investment income	$5,098,970	$44,315,055

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(597,522)	$15,127,568

Net realized gain (loss)	$(597,522)	$15,127,568

Change in unrealized appreciation (depreciation) —

Investments	$(7,819,413)	$(76,080,640)

Net change in unrealized appreciation (depreciation)	$(7,819,413)	$(76,080,640)

Net realized and unrealized loss	$(8,416,935)	$(60,953,072)

Net decrease in net assets from operations	$(3,317,965)	$(16,638,017)

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$5,098,970	$44,315,055

Net realized gain (loss)	(597,522)	15,127,568

Net change in unrealized appreciation (depreciation)	(7,819,413)	(76,080,640)

Net decrease in net assets from operations	$(3,317,965)	$(16,638,017)

Distributions to shareholders —

Class A	$(2,364,023)	$(22,674,518)

Class C	(228,982)	(1,759,048)

Class I	(2,807,012)	(22,304,924)

Total distributions to shareholders	$(5,400,017)	$(46,738,490)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,282,512	$92,876,994

Class C	1,458,781	15,130,550

Class I	104,517,020	427,484,947

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,099,247	19,322,248

Class C	184,734	1,420,305

Class I	1,890,372	18,927,145

Cost of shares redeemed

Class A	(13,181,425)	(148,914,548)

Class C	(2,563,007)	(16,676,642)

Class I	(100,543,752)	(416,520,838)

Net asset value of shares converted

Class A	862,341	14,107,669

Class C	(862,341)	(14,107,669)

Net increase (decrease) in net assets from Fund share transactions	$2,144,482	$(6,949,839)

Net decrease in net assets	$(6,573,500)	$(70,326,346)

Net Assets

At beginning of period	$316,355,614	$3,126,387,054

At end of period	$309,782,114	$3,056,060,708

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$10,837,542	$90,078,958

Net realized gain	496,446	22,467,982

Net change in unrealized appreciation (depreciation)	12,485,361	115,156,982

Net increase in net assets from operations	$23,819,349	$227,703,922

Distributions to shareholders —

Class A	$(5,125,467)	$(49,279,956)

Class B	—	(23,586)

Class C	(675,044)	(6,179,246)

Class I	(5,080,058)	(34,955,784)

Total distributions to shareholders	$(10,880,569)	$(90,438,572)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$17,120,080	$132,818,482

Class B	—	15,727

Class C	3,443,300	28,224,568

Class I	37,835,385	787,247,276

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,583,249	41,711,115

Class B	—	20,042

Class C	558,182	5,138,875

Class I	3,665,870	29,299,489

Cost of shares redeemed

Class A	(27,446,522)	(234,832,240)

Class B	—	(416,016)

Class C	(7,032,598)	(64,286,308)

Class I	(33,790,772)	(276,494,610)

Net asset value of shares converted(1)

Class A	10,699,119	170,804,852

Class B	—	(1,625,188)

Class C	(10,699,119)	(169,179,664)

Net increase (decrease) in net assets from Fund share transactions	$(1,063,826)	$448,446,400

Net increase in net assets	$11,874,954	$585,711,750

Net Assets

At beginning of year	$304,480,660	$2,540,675,304

At end of year	$316,355,614	$3,126,387,054

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights

	AMT-Free Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.250		$8.870	$9.130	$9.430	$9.210	$9.350

Income (Loss) From Operations

Net investment income(1)	$0.138		$0.317	$0.336	$0.351	$0.358	$0.374

Net realized and unrealized gain (loss)	(0.082)		0.381	(0.262)	(0.298)	0.218	(0.142)

Total income from operations	$0.056		$0.698	$0.074	$0.053	$0.576	$0.232

Less Distributions

From net investment income	$(0.146)		$(0.318)	$(0.334)	$(0.353)	$(0.356)	$(0.372)

Total distributions	$(0.146)		$(0.318)	$(0.334)	$(0.353)	$(0.356)	$(0.372)

Net asset value — End of period	$9.160		$9.250	$8.870	$9.130	$9.430	$9.210

Total Return(2)	0.60	%(3)	8.02%	0.83%	0.64%	6.33%	2.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$147,224		$150,853	$139,623	$155,589	$198,762	$194,227

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.79	%(5)	0.81%	0.81%	0.82%	0.81%	0.82%

Interest and fee expense(6)	0.18	%(5)	0.23%	0.24%	0.16%	0.10%	0.08%

Total expenses(4)	0.97	%(5)	1.04%	1.05%	0.98%	0.91%	0.90%

Net investment income	2.99	%(5)	3.51%	3.74%	3.86%	3.81%	4.02%

Portfolio Turnover	49	%(3)	33%	18%	33%	21%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	AMT-Free Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.200		$8.820	$9.080	$9.380	$9.160	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.249	$0.267	$0.281	$0.286	$0.302

Net realized and unrealized gain (loss)	(0.092)		0.380	(0.262)	(0.298)	0.218	(0.142)

Total income (loss) from operations	$0.011		$0.629	$0.005	$(0.017)	$0.504	$0.160

Less Distributions

From net investment income	$(0.111)		$(0.249)	$(0.265)	$(0.283)	$(0.284)	$(0.300)

Total distributions	$(0.111)		$(0.249)	$(0.265)	$(0.283)	$(0.284)	$(0.300)

Net asset value — End of period	$9.100		$9.200	$8.820	$9.080	$9.380	$9.160

Total Return(2)	0.11	%(3)	7.24%	0.06%	(0.12)%	5.56%	1.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,690		$19,715	$32,545	$39,099	$45,606	$41,903

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.54	%(5)	1.56%	1.56%	1.57%	1.56%	1.57%

Interest and fee expense(6)	0.18	%(5)	0.23%	0.24%	0.16%	0.10%	0.08%

Total expenses(4)	1.72	%(5)	1.79%	1.80%	1.73%	1.66%	1.65%

Net investment income	2.24	%(5)	2.78%	2.99%	3.11%	3.06%	3.27%

Portfolio Turnover	49	%(3)	33%	18%	33%	21%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	AMT-Free Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.100		$9.680	$9.970	$10.300	$10.060	$10.210

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.370	$0.391	$0.407	$0.415	$0.434

Net realized and unrealized gain (loss)	(0.091)		0.422	(0.292)	(0.327)	0.240	(0.152)

Total income from operations	$0.072		$0.792	$0.099	$0.080	$0.655	$0.282

Less Distributions

From net investment income	$(0.172)		$(0.372)	$(0.389)	$(0.410)	$(0.415)	$(0.432)

Total distributions	$(0.172)		$(0.372)	$(0.389)	$(0.410)	$(0.415)	$(0.432)

Net asset value — End of period	$10.000		$10.100	$9.680	$9.970	$10.300	$10.060

Total Return(2)	0.70	%(3)	8.34%	1.02%	0.87%	6.60%	2.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$144,868		$145,788	$132,313	$154,177	$154,458	$109,937

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.54	%(5)	0.56%	0.56%	0.57%	0.56%	0.57%

Interest and fee expense(6)	0.18	%(5)	0.23%	0.24%	0.16%	0.10%	0.08%

Total expenses(4)	0.72	%(5)	0.79%	0.80%	0.73%	0.66%	0.65%

Net investment income	3.22	%(5)	3.76%	3.98%	4.09%	4.04%	4.27%

Portfolio Turnover	49	%(3)	33%	18%	33%	21%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	National Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.140		$9.650	$9.930	$10.170	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.136		$0.322	$0.350	$0.366	$0.385	$0.389

Net realized and unrealized gain (loss)	(0.162)		0.491	(0.277)	(0.242)	0.357	(0.064)

Total income (loss) from operations	$(0.026)		$0.813	$0.073	$0.124	$0.742	$0.325

Less Distributions

From net investment income	$(0.144)		$(0.323)	$(0.353)	$(0.364)	$(0.382)	$(0.385)

Total distributions	$(0.144)		$(0.323)	$(0.353)	$(0.364)	$(0.382)	$(0.385)

Net asset value — End of period	$9.970		$10.140	$9.650	$9.930	$10.170	$9.810

Total Return(2)	(0.28	)%(3)	8.57%	0.76%	1.31%	7.68%	3.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,556,038		$1,605,407	$1,419,239	$1,600,127	$1,857,375	$1,899,324

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.65	%(5)	0.68%	0.69%	0.68%	0.67%	0.67%

Interest and fee expense(6)	0.07	%(5)	0.12%	0.19%	0.16%	0.12%	0.09%

Total expenses(4)	0.72	%(5)	0.80%	0.88%	0.84%	0.79%	0.76%

Net investment income	2.69	%(5)	3.26%	3.58%	3.71%	3.83%	3.94%

Portfolio Turnover	66	%(3)	89%	67%	70%	71%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	National Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.140		$9.650	$9.930	$10.170	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.098		$0.252	$0.276	$0.292	$0.310	$0.315

Net realized and unrealized gain (loss)	(0.161)		0.488	(0.276)	(0.242)	0.357	(0.064)

Total income (loss) from operations	$(0.063)		$0.740	$—	$0.050	$0.667	$0.251

Less Distributions

From net investment income	$(0.107)		$(0.250)	$(0.280)	$(0.290)	$(0.307)	$(0.311)

Total distributions	$(0.107)		$(0.250)	$(0.280)	$(0.290)	$(0.307)	$(0.311)

Net asset value — End of period	$9.970		$10.140	$9.650	$9.930	$10.170	$9.810

Total Return(2)	(0.64	)%(3)	7.77%	0.01%	0.56%	6.88%	2.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$155,076		$172,417	$363,026	$462,269	$576,664	$585,346

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.40	%(5)	1.43%	1.44%	1.43%	1.42%	1.42%

Interest and fee expense(6)	0.07	%(5)	0.12%	0.19%	0.16%	0.12%	0.09%

Total expenses(4)	1.47	%(5)	1.55%	1.63%	1.59%	1.54%	1.51%

Net investment income	1.94	%(5)	2.57%	2.83%	2.96%	3.08%	3.19%

Portfolio Turnover	66	%(3)	89%	67%	70%	71%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	National Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.140		$9.650	$9.930	$10.170	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.341	$0.374	$0.390	$0.410	$0.413

Net realized and unrealized gain (loss)	(0.163)		0.495	(0.277)	(0.241)	0.357	(0.063)

Total income (loss) from operations	$(0.014)		$0.836	$0.097	$0.149	$0.767	$0.350

Less Distributions

From net investment income	$(0.156)		$(0.346)	$(0.377)	$(0.389)	$(0.407)	$(0.410)

Total distributions	$(0.156)		$(0.346)	$(0.377)	$(0.389)	$(0.407)	$(0.410)

Net asset value — End of period	$9.970		$10.140	$9.650	$9.930	$10.170	$9.810

Total Return(2)	(0.15	)%(3)	8.83%	1.01%	1.56%	7.94%	3.50%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,344,947		$1,348,563	$756,446	$777,063	$701,153	$674,696

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.40	%(5)	0.43%	0.44%	0.43%	0.42%	0.42%

Interest and fee expense(6)	0.07	%(5)	0.12%	0.19%	0.16%	0.12%	0.09%

Total expenses(4)	0.47	%(5)	0.55%	0.63%	0.59%	0.54%	0.51%

Net investment income	2.94	%(5)	3.45%	3.83%	3.95%	4.09%	4.19%

Portfolio Turnover	66	%(3)	89%	67%	70%	71%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

33

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$29,826,918	$109,885,969

Interest Rate or Range of Interest Rates (%)	4.76 - 5.02	4.14 - 5.02

Collateral for Floating Rate Notes Outstanding	$46,826,097	$157,829,040

For the six months ended March 31, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$29,775,000	$111,006,694

Average Interest Rate	2.07%	2.00%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the

34

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	AMT-Free Fund	National Fund

Deferred capital losses:

Short-term	$14,481,444	$135,794,015

Long-term	$13,406,119	$93,936,872

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$280,559,196	$2,828,828,342

Gross unrealized appreciation	$25,019,856	$193,320,104

Gross unrealized depreciation	(2,781,775)	(35,944,938)

Net unrealized appreciation	$22,238,081	$157,375,166

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage

35

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million up to $1 billion	0.275	2.75

$1 billion up to $1.5 billion	0.250	2.50

$1.5 billion up to $2 billion	0.225	2.25

$2 billion up to $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the six months ended March 31, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$688,952	$5,084,164

Effective Annual Rate	0.41%	0.32%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2020 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$6,289	$72,157

EVD’s Class A Sales Charges	$7,320	$85,354

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2020 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$187,012	$1,996,586

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing

36

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

distribution services and facilities to the respective Funds. For the six months ended March 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class C Distribution Fees	$70,940	$626,524

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2020 amounted to the following:

	AMT-Free Fund	National Fund

Class C Service Fees	$23,647	$208,841

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$20	$8,000

Class C	$40	$9,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2020 were as follows:

	AMT-Free Fund	National Fund

Purchases	$167,997,378	$2,111,038,998

Sales	$169,371,131	$2,185,779,619

37

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	891,322	157,874	10,258,252

Issued to shareholders electing to receive payments of distributions in Fund shares	226,218	20,024	186,511

Redemptions	(1,436,902)	(283,997)	(10,385,754)

Converted from Class C shares	93,216	—	—

Converted to Class A shares	—	(93,743)	—

Net increase (decrease)	(226,146)	(199,842)	59,009

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	1,899,582	386,747	3,849,738

Issued to shareholders electing to receive payments of distributions in Fund shares	507,029	62,385	371,109

Redemptions	(3,048,646)	(790,414)	(3,453,702)

Converted from Class C shares	1,200,770	—	—

Converted to Class A shares	—	(1,206,708)	—

Net increase (decrease)	558,735	(1,547,990)	767,145

38

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

National Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	9,239,855	—	1,488,676	42,274,974

Issued to shareholders electing to receive payments of distributions in Fund shares	1,899,078	—	139,599	1,859,775

Redemptions	(14,789,146)	—	(1,660,987)	(42,209,777)

Converted from Class C shares	1,413,278	—	—	—

Converted to Class A shares	—	—	(1,413,233)	—

Net increase (decrease)	(2,236,935)	—	(1,445,945)	1,924,972

	Year Ended September 30, 2019
	Class A	Class B(1)	Class C	Class I

Sales	13,405,753	1,628	2,854,164	79,852,684

Issued to shareholders electing to receive payments of distributions in Fund shares	4,222,148	2,056	524,297	2,955,582

Redemptions	(23,904,165)	(42,058)	(6,560,819)	(28,172,127)

Converted from Class B shares	165,069	—	—	—

Converted from Class C shares	17,419,337	—	—	—

Converted to Class A shares	—	(165,036)	(17,422,262)	—

Net increase (decrease)	11,308,142	(203,410)	(20,604,620)	54,636,139

(1)	At the close of business on August 15, 2019, Class B shares of National Fund were converted into Class A and Class B was terminated.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$332,624,195	$—	$332,624,195

Total Investments	$—	$332,624,195	$—	$332,624,195

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$2,858,022,436	$—	$2,858,022,436

Taxable Municipal Securities	—	233,156,045	—	233,156,045

Corporate Bonds & Notes	—	4,910,996	—	4,910,996

Total Investments	$—	$3,096,089,477	$—	$3,096,089,477

10  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Funds’ investments.

40

Eaton Vance

Municipal Income Funds

March 31, 2020

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.20

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2020

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2020

Eaton Vance

Municipal Income Funds

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	–0.76%	3.65%	3.27%	4.44%
Class A with 4.75% Maximum Sales Charge	—	—	–5.49	–1.26	2.28	3.93
Class C at NAV	08/31/2004	12/19/1985	–1.18	2.88	2.50	3.65
Class C with 1% Maximum Sales Charge	—	—	–2.16	1.88	2.50	3.65
Class I at NAV	03/03/2008	12/19/1985	–0.74	3.90	3.50	4.68
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%
Bloomberg Barclays California Municipal Bond Index	—	—	0.20	4.21	3.19	4.60

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.80%	1.55%	0.55%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.25%	1.47%	2.49%
Taxable-Equivalent Distribution Rate				4.90	3.20	5.42
SEC 30-day Yield				1.43	0.74	1.74
Taxable-Equivalent SEC 30-day Yield				3.11	1.60	3.79

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						0.62%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2020

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	0.07%	3.43%	2.55%	4.08%
Class A with 4.75% Maximum Sales Charge	—	—	–4.71	–1.49	1.55	3.57
Class C at NAV	05/02/2006	04/18/1991	–0.30	2.66	1.78	3.30
Class C with 1% Maximum Sales Charge	—	—	–1.29	1.66	1.78	3.30
Class I at NAV	06/17/1993	04/18/1991	0.05	3.52	2.73	4.27
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%
Bloomberg Barclays Massachusetts Municipal Bond Index	—	—	0.95	4.62	3.13	3.99

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.76%	1.51%	0.56%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.69%	1.97%	2.88%
Taxable-Equivalent Distribution Rate				4.97	3.64	5.32
SEC 30-day Yield				1.21	0.54	1.47
Taxable-Equivalent SEC 30-day Yield				2.23	1.00	2.71

% Total Leverage[5]
RIB Financing						2.03%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2020

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	0.36%	4.49%	3.22%	4.47%
Class A with 4.75% Maximum Sales Charge	—	—	–4.43	–0.44	2.21	3.97
Class C at NAV	09/30/2003	08/30/1990	–0.02	3.71	2.45	3.70
Class C with 1% Maximum Sales Charge	—	—	–1.01	2.71	2.45	3.70
Class I at NAV	03/03/2008	08/30/1990	0.45	4.70	3.42	4.68
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%
Bloomberg Barclays New York Municipal Bond Index	—	—	–0.17	3.30	3.00	3.91

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.73%	1.48%	0.53%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.29%	1.53%	2.48%
Taxable-Equivalent Distribution Rate				4.55	3.04	4.92
SEC 30-day Yield				1.38	0.70	1.64
Taxable-Equivalent SEC 30-day Yield				2.73	1.40	3.26

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2020

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	0.30%	4.03%	3.14%	3.98%
Class A with 4.75% Maximum Sales Charge	—	—	–4.47	–0.91	2.14	3.47
Class C at NAV	02/03/2006	04/18/1991	–0.08	3.15	2.35	3.19
Class C with 1% Maximum Sales Charge	—	—	–1.07	2.15	2.35	3.19
Class I at NAV	08/03/2010	04/18/1991	0.40	4.13	3.32	4.17
Bloomberg Barclays Municipal Bond Index	—	—	0.10%	3.85%	3.19%	4.14%
Bloomberg Barclays Ohio Municipal Bond Index	—	—	0.61	4.16	3.25	4.11

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.84%	1.59%	0.64%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.78%	2.03%	2.99%
Taxable-Equivalent Distribution Rate				5.13	3.75	5.52
SEC 30-day Yield				1.50	0.84	1.77
Taxable-Equivalent SEC 30-day Yield				2.76	1.55	3.27

% Total Leverage[5]
RIB Financing						5.11%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays California Municipal Bond Index is an unmanaged index of California municipal bonds. Bloomberg Barclays Massachusetts Municipal Bond Index is an unmanaged index of Massachusetts municipal bonds. Bloomberg Barclays New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Bloomberg Barclays Ohio Municipal Bond Index is an unmanaged index of Ohio municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For Ohio Municipal Income Fund, the performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

For California Municipal Opportunities Fund, performance prior to April 13, 2015 reflects the Fund’s performance under its former investment objective and strategy.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 – March 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$992.40	$3.64	0.73%
Class C	$1,000.00	$988.20	$7.36	1.48%
Class I	$1,000.00	$992.60	$2.39	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.69	0.73%
Class C	$1,000.00	$1,017.60	$7.47	1.48%
Class I	$1,000.00	$1,022.60	$2.43	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,000.70	$3.65	0.73%
Class C	$1,000.00	$997.00	$7.39	1.48%
Class I	$1,000.00	$1,000.50	$2.65	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.69	0.73%
Class C	$1,000.00	$1,017.60	$7.47	1.48%
Class I	$1,000.00	$1,022.40	$2.68	0.53%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

7

Eaton Vance

Municipal Income Funds

March 31, 2020

Fund Expenses — continued

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,003.60	$3.36	0.67%
Class C	$1,000.00	$999.80	$7.10	1.42%
Class I	$1,000.00	$1,004.50	$2.36	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.39	0.67%
Class C	$1,000.00	$1,017.90	$7.16	1.42%
Class I	$1,000.00	$1,022.70	$2.38	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,003.00	$4.01	0.80%
Class C	$1,000.00	$999.20	$7.75	1.55%
Class I	$1,000.00	$1,004.00	$3.01	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.04	0.80%
Class C	$1,000.00	$1,017.30	$7.82	1.55%
Class I	$1,000.00	$1,022.00	$3.03	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.

8

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 92.2%
Security	Principal Amount (000’s omitted)	Value

Education — 3.1%

California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/21, 5.25%, 1/1/30	$1,000	$1,031,620

California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/32	425	511,441

California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/34	400	472,944

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)	380	411,388

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)	2,500	2,618,750

California State University, Prerefunded to 11/1/21, 5.25%, 11/1/31	1,465	1,562,628

University of California, 5.00%, 5/15/35	4,215	5,001,645

		$11,610,416

Electric Utilities — 3.4%

Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$898,294

Glendale, Electric System Revenue, 5.00%, 2/1/38	1,005	1,175,056

Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,135,080

Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,527,779

Southern California Public Power Authority, (LOC: U.S. Bank, N.A.), 0.80%, 7/1/36(2)	800	800,000

Southern California Public Power Authority, (Canyon Power Project), 4.96%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(3)	5,000	5,000,850

Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,178,252

		$12,715,311

Escrowed/Prerefunded — 0.7%

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	$915	$972,077

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	960	1,019,885

California Statewide Communities Development Authority, (Cottage Health System), Prerefunded to 11/1/20, 5.25%, 11/1/30	500	512,385

		$2,504,347

Security	Principal Amount (000’s omitted)	Value

General Obligations — 21.0%

Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/30	$1,000	$1,168,560

Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/31	1,000	1,165,290

Beverly Hills Unified School District, (Election of 2018), 4.00%, 8/1/31	1,885	2,203,678

California, 5.00%, 9/1/20	1,650	1,676,895

California, 5.00%, 9/1/22	1,265	1,381,329

California, 5.50%, 11/1/35	2,500	2,553,150

California, 4.96%, (SIFMA + 0.25%), 5/1/21 (Put Date), 5/1/33(3)	4,200	4,184,082

California, 5.14%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(3)	3,000	2,975,670

California Education Notes Program, Fiscal Year 2019-20 Note Participations, 5.00%, 6/30/20	2,065	2,084,266

Desert Community College District, 5.00%, 8/1/37	7,395	8,695,411

El Rancho Unified School District, (Election of 2016), 5.00%, 8/1/20	2,150	2,177,993

Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	285,560

Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/33	620	714,662

Lodi Unified School District, (Election of 2016), 4.00%, 8/1/32	725	840,826

Lodi Unified School District, (Election of 2016), 4.00%, 8/1/34	400	458,004

Lodi Unified School District, (Election of 2016), 4.00%, 8/1/35	650	741,942

Lodi Unified School District, (Election of 2016), 4.00%, 8/1/38	1,600	1,777,440

Long Beach Unified School District, (Election of 2008), 4.00%, 8/1/32	1,275	1,507,126

Los Rios Community College District, (Election of 2008), 5.00%, 8/1/31	115	141,932

Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	1,315	1,549,635

Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,484,149

Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	874,860

Ohlone Community College District, (Election of 2010), 4.00%, 8/1/24	350	392,277

Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/44	1,860	2,188,253

Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,113,040

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,153,636

9	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Palomar Community College District, 5.00%, 5/1/23	$250	$277,745

Pittsburg Unified School District Financing Authority, 4.00%, 9/1/21	200	208,286

Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,456,176

Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,815,653

Riverside Unified School District, (Election of 2016), 4.00%, 8/1/30	850	990,080

Riverside Unified School District, (Election of 2016), 4.00%, 8/1/31	1,250	1,451,912

San Diego Community College District, 4.00%, 8/1/34	4,500	5,048,685

San Francisco Bay Area Rapid Transit District, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,692,960

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/36	1,500	1,753,425

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/34	1,765	2,250,975

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/35	250	317,643

San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,244,060

San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/37	1,835	2,190,128

Santa Clara County, (Election of 2008), 4.00%, 8/1/34	1,605	1,837,741

Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/36	310	351,952

Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	919,842

Sonoma Valley Unified School District, (Election of 2016), 4.00%, 8/1/37	350	401,516

Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	599,750

Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,190,230

Vista Unified School District, (Election of 2018), 5.00%, 8/1/28	160	203,530

Vista Unified School District, (Election of 2018), 5.00%, 8/1/32	155	199,347

Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	473,772

Westminster School District, (Election of 2016), 5.00%, 8/1/39	585	691,915

Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,178,070

		$78,235,059

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.2%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,755	$3,975,118

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	797,975

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,135,701

California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,707,989

California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	1,200	1,416,372

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,656,390

California Health Facilities Financing Authority, (Stanford Health Care), 4.00%, 8/15/50(4)	3,000	3,303,270

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	4,985	5,669,390

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	911,696

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	592,890

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	185,089

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	116,893

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	166,341

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	225,950

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	931,184

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	490,412

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,373,340

Michigan Hospital Finance Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/47	2,000	2,391,640

Oroville, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,567,200

Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,252,189

		$37,867,029

Housing — 0.6%

Independent Cities Finance Authority, (Union City Tropics), 5.00%, 5/15/48	$2,000	$2,210,280

		$2,210,280

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 2.0%

California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A1, (AMT), 1.17% to 4/15/20 (Put Date), 11/1/42(1)	$2,000	$1,999,880

California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A2, (AMT), 1.17% to 4/15/20 (Put Date), 11/1/42(1)	3,000	2,999,820

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,499,975

		$7,499,675

Insured – Electric Utilities — 1.2%

Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$125,064

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,538,850

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,138,808

Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	180,128

Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,099

Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	300,126

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	130,054

		$4,553,129

Insured – General Obligations — 4.6%

Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	$1,690	$2,004,813

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	846,469

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	981,395

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	955	1,132,897

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,201,415

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,340,481

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,383,892

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	590,520

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	589,215

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	$1,000	$1,170,650

Pittsburg Unified School District Financing Authority, (AGM), 5.00%, 9/1/47	2,555	3,104,938

Rio Elementary School District, (Election of 2018), (BAM), 5.00%, 8/1/47(4)	1,250	1,457,850

San Leandro Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,222,750

		$17,027,285

Insured – Special Tax Revenue — 1.1%

Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/36	$1,570	$1,978,467

Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/37	470	590,193

Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,320	1,538,447

		$4,107,107

Insured – Transportation — 2.0%

Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$5,075	$5,923,540

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,596,330

		$7,519,870

Lease Revenue/Certificates of Participation — 1.7%

Los Angeles, 5.00%, 6/25/20	$415	$418,652

Santa Clara County Financing Authority, 4.00%, 5/15/33	600	665,472

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/28	300	362,181

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/29	350	429,394

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/30	300	370,149

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/31	150	183,719

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/32	565	684,091

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/33	350	422,559

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/34	500	596,360

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/37	550	648,587

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue/Certificates of Participation (continued)

South San Francisco Public Facilities Financing Authority, (Police Station Project), 4.00%, 6/1/38	$485	$569,477

South San Francisco Public Facilities Financing Authority, (Police Station Project), 5.00%, 6/1/24	150	173,547

South San Francisco Public Facilities Financing Authority, (Police Station Project), 5.00%, 6/1/25	100	119,217

South San Francisco Public Facilities Financing Authority, (Police Station Project), 5.00%, 6/1/26	30	36,773

South San Francisco Public Facilities Financing Authority, (Police Station Project), 5.00%, 6/1/27	400	503,212

		$6,183,390

Other Revenue — 5.0%

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,941,875

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,438,234

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), Green Bonds, 5.00%, 11/1/30	275	359,136

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018A, 1.043%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(3)	2,500	2,502,350

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018B, 1.043%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(3)	450	450,423

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.437%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(3)	3,000	2,983,800

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A, 1.31%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(3)	700	696,857

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2012B, 1.31%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	7,970	7,934,215

Morongo Band of Mission Indians, 5.00%, 10/1/42(1)	440	408,056

		$18,714,946

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care — 3.4%

ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$635,486

California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	296,580

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/31	1,000	1,018,340

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/32	500	507,150

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/33	1,100	1,113,189

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/34	755	763,622

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/36	1,620	1,631,988

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/37	1,800	1,809,216

California Municipal Finance Authority, (HumanGood - California Obligated Group), 5.00%, 10/1/44	1,000	1,046,810

California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,092,990

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	553,310

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	569,835

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	885,651

California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	799,527

		$12,723,694

Solid Waste — 0.2%

Yolo County Public Agencies Financing Authority, Solid Waste Revenue, 4.00%, 12/1/35	$500	$590,475

		$590,475

Special Tax Revenue — 5.7%

Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,719,560

Contra Costa Transportation Authority, Sales Tax Revenue, 1.36%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(3)	7,000	6,994,680

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	638,406

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	$465	$508,524

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	593,897

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	1,150	1,294,981

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,118,490

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	490,878

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	360	391,766

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	709,150

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	865,100

Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	548,725

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,815,825

South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	551,524

South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	830,188

Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,919,781

		$20,991,475

Transportation — 19.3%

Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,502,540

Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,441,208

Bay Area Toll Authority, (San Francisco Bay Area), 1.887%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(3)	500	499,960

Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,000	1,068,980

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	2,790,146

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,109,050

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$2,060	$2,198,803

Long Beach, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	581,490

Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(5)	3,080	3,092,412

Los Angeles Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	4,990	5,013,303

Los Angeles Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/29	2,875	2,888,196

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	1,500	1,731,015

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/29	1,000	1,234,190

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,675	2,032,345

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,660	1,865,525

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	4,500	5,058,585

Los Angeles Harbor Department, 5.00%, 8/1/20	500	506,510

Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,051,220

Port of Oakland, (AMT), 5.00%, 5/1/20	1,100	1,103,278

San Diego County Regional Airport Authority, 5.00%, 7/1/23	3,915	3,951,410

San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/21	250	260,640

San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/22	500	535,520

San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/30	1,000	1,181,190

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/20	5,300	5,314,045

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/20	250	250,663

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,724,164

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	4,905	5,478,296

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,703,859

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	$2,330	$2,583,224

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	1,500	1,727,310

San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	1,964,506

San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,371,070

		$71,814,653

Water and Sewer — 7.0%

Bakersfield, Wastewater Revenue, 5.00%, 9/15/31(4)	$1,350	$1,778,193

Bakersfield, Wastewater Revenue, 5.00%, 9/15/32(4)	1,620	2,127,854

California Department of Water Resources, 5.00%, 12/1/32	220	272,930

California Department of Water Resources, (Central Valley Project), 4.93%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(3)	3,700	3,698,187

East Bay Municipal Utility District, Water System Revenue, 5.00%, 6/1/32	1,500	1,764,360

Eastern Municipal Water District, Water and Wastewater Revenue, 1.407%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(3)	2,500	2,502,350

Eastern Municipal Water District, Water and Wastewater Revenue, 4.96%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(3)	2,000	1,999,920

Los Angeles Department of Water and Power, Water System Revenue, (SPA: Royal Bank of Canada), 0.52%, 7/1/35(2)	8,200	8,200,000

Metropolitan Water District of Southern California, 5.00%, 8/1/24	200	232,262

Orange County Water District, 5.00%, 8/15/33	200	257,510

Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	576,570

San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	890	1,007,978

South Gate Utility Authority, Water Revenue, 4.00%, 10/1/34	1,500	1,721,235

		$26,139,349

Total Tax-Exempt Municipal Securities — 92.2% (identified cost $333,896,851)		$343,007,490

Taxable Municipal Securities — 9.4%
Security	Principal Amount (000’s omitted)	Value

Education — 2.1%

California State University, 2.834%, 11/1/37	$3,500	$3,554,775

California State University, 3.47%, 11/1/39	3,950	4,193,557

		$7,748,332

General Obligations — 2.6%

Antelope Valley Community College District, 2.648%, 8/1/35	$1,500	$1,499,520

Antelope Valley Community College District, 2.818%, 8/1/38	1,725	1,709,509

Mt. San Antonio Community College District, 2.329%, 8/1/27	1,000	1,040,840

Mt. San Antonio Community College District, 2.919%, 8/1/34	1,250	1,304,200

Oxnard Union High School District, 2.477%, 8/1/37(4)	2,410	2,254,218

Redding School District, (Election of 2018), 1.625%, 5/1/20	625	625,369

Sonoma Valley Unified School District, (Election of 2016), 1.60%, 5/1/20	1,230	1,230,713

		$9,664,369

Hospital — 1.1%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,056,738

		$4,056,738

Insured – General Obligations — 0.1%

Mountain View School District, (Election of 2016), (AGM), 1.65%, 5/1/20	$325	$325,195

		$325,195

Insured – Lease Revenue/Certificates of Participation — 0.3%

Fresno Country, Pension Obligation Bonds, (NPFG), 0.00%, 8/15/20	$1,000	$993,270

		$993,270

Insured – Special Tax Revenue — 0.3%

Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	$955	$990,096

		$990,096

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Transportation — 0.2%

Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/27	$740	$608,154

		$608,154

Special Tax Revenue — 0.3%

Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	$250	$261,093

Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	265,513

Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	270,380

Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	274,040

Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	274,397

		$1,345,423

Transportation — 1.9%

San Francisco City and County Airport Commission, (San Francisco International Airport), 2.901%, 5/1/20	$2,300	$2,302,852

San Francisco City and County Port Commission, 2.043%, 3/1/26	1,255	1,272,758

San Francisco City and County Port Commission, 2.143%, 3/1/27	1,000	1,016,230

San Francisco City and County Port Commission, 2.278%, 3/1/28	1,280	1,301,312

San Francisco City and County Port Commission, 2.328%, 3/1/29	1,365	1,387,618

		$7,280,770

Water and Sewer — 0.5%

Anaheim Housing and Public Improvements Authority, Water System Revenue, 2.703%, 10/1/35	$500	$501,195

Anaheim Housing and Public Improvements Authority, Water System Revenue, 3.033%, 10/1/38	1,235	1,251,648

		$1,752,843

Total Taxable Municipal Securities — 9.4% (identified cost $34,401,361)		$34,765,190

Corporate Bonds & Notes — 0.6%
Security	Principal Amount (000’s omitted)	Value

Other — 0.6%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,392,479

Total Corporate Bonds & Notes — 0.6% (identified cost $2,080,000)		$2,392,479

Total Investments — 102.2% (identified cost $370,378,212)		$380,165,159

Other Assets, Less Liabilities — (2.2)%		$(8,110,211)

Net Assets — 100.0%		$372,054,948

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $10,830,373 or 2.9% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

(3)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(4)	When-issued security.

(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.6%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,495,078

		$4,495,078

Education — 23.1%

Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,700,655

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/29	1,000	1,170,510

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,288,880

Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	3,000	3,465,840

Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 0.65%, 10/1/42(1)	1,500	1,500,000

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,764,752

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,877,975

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,066,010

Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,116,500

Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,192,365

Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,917,650

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/31	620	728,314

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/32	770	904,250

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/38	340	390,354

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,753,684

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,360,560

Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,567,438

Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,138,800

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 0.70%, 8/15/34(1)	1,700	1,700,000

		$40,604,537

Security	Principal Amount (000’s omitted)	Value

Escrowed/Prerefunded — 2.4%

Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/44	$1,100	$1,234,959

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	760	793,790

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	1,140	1,190,684

Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,096,514

		$4,315,947

General Obligations — 28.1%

Belmont, 4.00%, 2/15/29	$1,195	$1,426,065

Belmont, 4.00%, 2/15/30	1,245	1,476,545

Belmont, 4.00%, 2/15/31	1,045	1,231,115

Belmont, 4.00%, 3/15/31	2,910	3,432,549

Boston, 4.00%, 3/1/31	3,000	3,273,810

Danvers, 4.00%, 8/15/30	600	717,066

Danvers, 4.00%, 8/15/33	540	635,515

Danvers, 5.25%, 7/1/36	2,800	2,924,656

Franklin, 4.00%, 5/15/30	200	237,288

Franklin, 4.00%, 5/15/32	455	534,875

Franklin, 4.00%, 5/15/33	455	533,624

Franklin, 5.00%, 5/15/29	210	266,776

Harvard, 4.00%, 8/15/30	1,025	1,224,988

Harvard, 4.00%, 8/15/31	1,270	1,507,579

Lexington, 4.00%, 2/1/29	1,855	2,212,310

Lincoln, 4.00%, 3/1/30	2,120	2,516,122

Lincoln, 4.00%, 3/1/31	2,205	2,599,474

Manchester Essex Regional School District, 4.00%, 2/1/41	1,075	1,213,267

Manchester Essex Regional School District, 4.00%, 2/1/42	975	1,094,525

Massachusetts, 5.00%, 3/1/31	3,000	3,411,660

Medford, 5.00%, 7/15/29	735	937,118

Plymouth, 5.00%, 5/1/26	710	739,714

Plymouth, 5.00%, 5/1/28	1,160	1,206,620

Plymouth, 5.00%, 5/1/31	1,090	1,131,169

Plymouth, 5.00%, 5/1/32	1,000	1,037,440

Shrewsbury, 4.00%, 7/15/33	2,370	2,786,006

Swampscott, 5.00%, 1/15/26	355	432,919

Wayland, 5.00%, 2/1/33	1,790	1,840,872

Wayland, 5.00%, 2/1/36	2,680	2,753,244

Weston, 4.00%, 1/15/31	1,275	1,527,233

Weston, 4.00%, 1/15/32	1,495	1,778,945

Winchester, 5.00%, 4/15/36	775	801,381

		$49,442,470

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.6%

Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,159,675

Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/33	625	766,794

Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/38	600	723,600

Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,180,520

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,137,602

Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,986,679

Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,267,060

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,862,608

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,194,210

Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	57,533

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/21	800	833,256

Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,661,236

Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	752,550

		$18,583,323

Housing — 1.7%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 5.26%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,970	$2,970,000

		$2,970,000

Industrial Development Revenue — 0.8%

National Finance Authority, (Covanta), 4.625%, 11/1/42(3)	$670	$644,975

National Finance Authority, (Covanta), (AMT), 4.875%, 11/1/42(3)	740	737,462

		$1,382,437

Insured – Education — 4.3%

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,593,167

		$7,593,167

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 4.9%

Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,041,248

Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,596,691

		$8,637,939

Insured – Transportation — 4.4%

Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,811,040

		$7,811,040

Senior Living/Life Care — 0.8%

Massachusetts Development Finance Agency, (Carleton-Willard Village), 4.00%, 12/1/42	$490	$511,604

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.00%, 12/1/42	525	590,026

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	205	199,076

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	135	126,923

		$1,427,629

Special Tax Revenue — 2.4%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/26	$2,000	$2,436,820

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,712,130

		$4,148,950

Student Loan — 3.0%

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,218,000

		$5,218,000

Transportation — 7.9%

Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,294,780

Massachusetts Port Authority, 5.00%, 7/1/28	3,750	3,781,500

Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	1,555	1,939,847

Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,494,526

Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	3,000	3,401,040

		$13,911,693

Water and Sewer — 0.4%

Springfield Water and Sewer Commission, 4.00%, 4/15/30	$225	$270,817

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Springfield Water and Sewer Commission, 4.00%, 4/15/33	$335	$389,896

		$660,713

Total Tax-Exempt Investments — 97.4% (identified cost $159,333,622)		$171,202,923

Taxable Municipal Securities — 3.9%
Security	Principal Amount (000’s omitted)	Value

Education — 3.3%

Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$958,600

Massachusetts School Building Authority, 3.395%, 10/15/40	2,000	2,052,220

University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	2,855,672

		$5,866,492

Insured – Hospital — 0.6%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,094,650

		$1,094,650

Total Taxable Municipal Securities — 3.9% (identified cost $6,879,961)		$6,961,142

Total Investments — 101.3% (identified cost $166,213,583)		$178,164,065

Other Assets, Less Liabilities — (1.3)%		$(2,318,578)

Net Assets — 100.0%		$175,845,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 8.1% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2020.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $1,708,436 or 1.0% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%

New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$5,927,139

		$5,927,139

Cogeneration — 0.4%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,755	$1,770,637

		$1,770,637

Education — 16.2%

Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$267,958

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	166,049

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	204,003

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	197,584

Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	218,664

Dutchess County Local Development Corp., (Vassar College), 4.00%, 7/1/49(1)	5,000	5,689,850

Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,250	1,356,512

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	263,717

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	290,423

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/34	450	534,433

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/36	300	352,569

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/37	700	820,043

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/39	365	425,039

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/40	325	377,985

New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,895,107

New York Dormitory Authority, (City University), 6.00%, 7/1/20	2,575	2,606,389

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,370	11,445,923

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (Cornell University), (SPA: U.S. Bank, N.A.),1.05%, 7/1/39(2)	$3,400	$3,400,000

New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	378,144

New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	262,148

New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	5,559,620

Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	976,615

Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,530,568

Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/40	2,375	3,025,180

Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/43	5,000	6,333,450

Syracuse Industrial Development Agency, (Syracuse City School District), (LOC: JPMorgan Chase Bank, N.A), 0.67%, 12/1/37(2)	1,050	1,050,000

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/35	1,700	1,985,651

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/36	2,500	2,904,450

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36(1)	1,500	1,897,725

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37(1)	1,750	2,206,015

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38(1)	3,925	4,929,211

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39(1)	1,500	1,880,055

		$66,431,080

Electric Utilities — 5.0%

Long Island Power Authority, Electric System Revenue, Series 2017, 5.00%, 9/1/37	$250	$296,667

New York Power Authority, 5.00%, 11/15/31	1,000	1,060,600

Utility Debt Securitization Authority, 5.00%, 6/15/26	395	455,621

Utility Debt Securitization Authority, 5.00%, 12/15/40	5,500	6,672,930

Utility Debt Securitization Authority, Series 2013, 5.00%, 12/15/33	2,895	3,281,946

Utility Debt Securitization Authority, Series 2015, 5.00%, 12/15/33	7,500	8,878,125

		$20,645,889

20	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed/Prerefunded — 0.9%

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/30	$370	$374,096

Dutchess County Local Development Corp., (Health Quest Systems, Inc.), Prerefunded to 7/1/20, 5.75%, 7/1/40	2,435	2,461,955

Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	1,000,085

		$3,836,136

General Obligations — 9.5%

Amherst Central School District, 4.00%, 2/1/30	$1,815	$2,121,989

Amherst Central School District, 4.00%, 2/1/31	1,890	2,199,658

Babylon, 4.00%, 10/1/28	935	1,114,099

Chappaqua Central School District, 4.00%, 1/15/29	725	879,476

Chappaqua Central School District, 4.00%, 1/15/30	550	677,331

Dutchess County, 2019 Series B, 4.00%, 3/1/32	625	720,975

Longwood Central School District, 2.00%, 6/15/27	1,260	1,255,968

New York City, 4.00%, 10/1/35	3,650	4,251,228

New York City, 4.00%, 3/1/36	2,520	2,939,252

New York City, 4.00%, 12/1/41	470	530,597

New York City, 5.00%, 8/1/28	3,520	4,177,536

New York City, 5.00%, 3/1/40	1,750	2,184,280

New York City, 5.00%, 12/1/41	2,500	3,043,550

Onondaga County, 4.00%, 5/1/32	615	724,581

Onondaga County, 4.00%, 6/1/32	2,120	2,426,934

Valley Stream Central High School District, 4.00%, 6/15/32	765	887,683

Valley Stream Central High School District, 4.00%, 6/15/33	775	896,783

Valley Stream Central High School District, 4.00%, 6/15/34	635	736,073

Valley Stream, 2.25%, 5/15/27	250	229,785

Valley Stream, 2.375%, 5/15/28	255	233,305

Westchester County, 4.00%, 12/15/30	4,105	4,853,588

Westchester County, 4.00%, 1/15/32	150	173,721

Westchester County, 4.00%, 1/15/33	100	115,586

Westchester County, 4.00%, 1/15/34	215	247,927

Westchester County, 4.00%, 1/15/37	10	11,439

Westchester County, 4.00%, 1/15/38	520	593,044

Westchester County, 4.00%, 1/15/40	495	562,736

		$38,789,124

Hospital — 8.4%

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	$1,615	$1,881,200

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/38	975	1,049,802

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	1,105	1,187,245

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	$3,200	$3,818,752

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36	2,500	3,148,925

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/39	700	761,460

New York Dormitory Authority, (Mount Sinai Hospital), Prerefunded to 7/1/20, 5.00%, 7/1/26	2,500	2,524,650

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,998,868

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	4,875	5,264,318

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/21(3)	500	527,705

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	4,500	5,258,115

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	2,200	2,543,728

Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,289,382

		$34,254,150

Housing — 2.6%

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$353,913

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	540	635,504

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	745,312

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	526,856

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,278,982

New York City Housing Development Corp., (SPA: Wells Fargo Bank, N.A.), 3.73%, 5/1/57(4)	3,500	3,500,000

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,085,820

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	185	211,940

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	550	628,260

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	160	181,712

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,366,287

		$10,514,586

21	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.6%

New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,001,860

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,079,161

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	930	828,072

Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(3)	4,000	3,918,440

		$14,827,533

Insured – Education — 2.2%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$9,101,598

		$9,101,598

Insured – Escrowed/Prerefunded — 2.4%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$9,842,700

		$9,842,700

Insured – General Obligations — 3.3%

East Ramapo Central School District, (AGM), 4.00%, 12/15/28	$1,670	$1,843,312

East Ramapo Central School District, (AGM), 5.00%, 12/15/26	1,340	1,583,612

Nassau County, (AGM), 5.00%, 4/1/38	4,025	5,054,716

Nassau County, (AGM), 5.00%, 4/1/46	2,475	2,997,844

Oyster Bay, (AGM), 4.00%, 8/1/28	1,995	2,064,965

		$13,544,449

Insured – Other Revenue — 0.3%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,307,435

		$1,307,435

Insured – Solid Waste — 0.6%

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/30	$275	$333,748

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/31	350	423,301

Security	Principal Amount (000’s omitted)	Value

Insured – Solid Waste (continued)

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/32	$450	$542,772

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/33	475	571,434

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/34	500	599,620

		$2,470,875

Insured – Transportation — 1.1%

Metropolitan Transportation Authority, Green Bonds, (AGM), 5.00%, 11/15/44	$4,000	$4,648,040

		$4,648,040

Lease Revenue/Certificates of Participation — 2.5%

Hudson Yards Infrastructure Corp., 5.00%, 2/15/32	$2,320	$2,822,767

Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	4,000	4,737,640

New York State Urban Development Corp., 5.70%, 4/1/20	2,440	2,440,000

		$10,000,407

Other Revenue — 2.7%

Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/36	$125	$145,523

Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/37	165	191,479

Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/38	150	173,406

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37	575	704,875

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	3,985	4,551,468

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,292,800

		$11,059,551

Senior Living/Life Care — 3.1%

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$707,206

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	705,159

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,614,885

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40(1)	2,000	2,008,620

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,470,898

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living/Life Care (continued)

Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	$100	$104,302

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,020,490

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/27	270	310,816

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/28	390	449,506

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	250	286,650

		$12,678,532

Special Tax Revenue — 11.1%

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/37	$2,415	$2,702,964

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/37	1,320	1,460,712

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/38	4,245	4,851,059

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,609,975

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/39	2,000	2,354,120

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,564,309

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,105,400

New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	175	144,613

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	725	747,301

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/44	7,500	8,525,100

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	1,960	2,357,586

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,390	1,721,974

Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,755,450

Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,743,600

		$45,644,163

Transportation — 18.0%

Albany County Airport Authority, (AMT), 5.00%, 12/15/24	$1,000	$1,138,680

Albany County Airport Authority, (AMT), 5.00%, 12/15/25	500	581,215

Albany County Airport Authority, (AMT), 5.00%, 12/15/26	1,000	1,183,860

Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	200	238,382

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Metropolitan Transportation Authority, 5.00%, 11/15/35	$550	$609,114

Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	575	434,959

Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,400	3,230,436

Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,949,623

New York Thruway Authority, 3.00%, 1/1/46	1,700	1,676,013

New York Thruway Authority, 3.00%, 1/1/48	7,500	7,334,700

New York Thruway Authority, 4.00%, 1/1/50	2,625	2,852,902

New York Thruway Authority, 5.00%, 1/1/33	2,310	2,916,652

New York Thruway Authority, 5.00%, 1/1/36	2,500	3,115,600

New York Thruway Authority, 5.00%, 1/1/37	1,645	1,992,227

New York Thruway Authority, 5.00%, 1/1/38	3,000	3,766,200

New York Thruway Authority, 5.00%, 1/1/39	210	262,834

New York Thruway Authority, 5.00%, 1/1/40	1,940	2,424,864

New York Thruway Authority, 5.00%, 1/1/41	1,725	2,016,284

New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	3,125	3,699,437

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,222,796

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,341,140

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	525	634,982

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	336,985

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	460	562,447

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/31	180	219,631

Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,957,250

Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/31	5,645	5,865,211

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/38	1,000	1,087,710

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,520	1,802,370

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/37	1,250	1,490,100

Triborough Bridge and Tunnel Authority, (LOC: Citibank, N.A.), 0.70%, 1/1/32(2)	1,005	1,005,000

Triborough Bridge and Tunnel Authority, (LOC: Citibank, N.A.), 0.70%, 11/1/32(2)	1,495	1,495,000

Triborough Bridge and Tunnel Authority, (LOC: State Street Bank and Trust Company), 0.70%, 1/1/32(2)	1,250	1,250,000

Triborough Bridge and Tunnel Authority, (LOC: U.S. Bank, N.A.), 1.10%, 1/1/31(2)	4,000	4,000,000

		$73,694,604

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.8%

New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	$1,000	$1,154,560

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	2,635	3,105,031

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/40	1,330	1,617,679

New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.72%, 6/15/49(2)	1,585	1,585,000

		$7,462,270

Total Tax-Exempt Investments — 97.2% (identified cost $383,674,520)		$398,450,898

Taxable Municipal Securities — 1.2%
Security	Principal Amount (000’s omitted)	Value

Education — 1.2%

New York Dormitory Authority, (New York University), 2.219%, 7/1/35	$5,000	$4,815,600

Total Taxable Municipal Securities — 1.2% (identified cost $5,000,000)		$4,815,600

Corporate Bonds & Notes — 0.6%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%

Montefiore Obligated Group, 4.287%, 9/1/50	$2,630	$2,273,510

Total Corporate Bonds & Notes — 0.6% (identified cost $2,630,000)		$2,273,510

Miscellaneous — 0.2%
Security	Units	Value

Real Estate — 0.2%

CMS Liquidating Trust(3)(5)(6)	1,975,984	$982,064

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$982,064

Total Investments — 99.2% (identified cost $392,584,520)		$406,522,072

Other Assets, Less Liabilities — 0.8%		$3,390,495

Net Assets — 100.0%		$409,912,567

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 10.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.1% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $14,058,124 or 3.4% of the Fund’s net assets.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2020.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(6)	Non-income producing.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	–	Line of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

24	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.5%

Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,673,190

Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,415,860

Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,006,820

Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	2,050	2,599,872

		$7,695,742

Education — 11.0%

Bowling Green State University, 4.00%, 6/1/39	$750	$831,352

Kent State University, 5.00%, 5/1/30	1,185	1,418,540

Kent State University, 5.00%, 5/1/37	215	274,888

Kent State University, 5.00%, 5/1/38	250	318,263

Kent State University, 5.00%, 5/1/39	265	336,500

Kent State University, 5.00%, 5/1/40	405	513,726

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	429,688

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	367,662

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,187,080

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	110	112,910

Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,633,913

Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40(1)	1,000	1,098,280

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,235,580

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,011,929

Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,231,400

Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	616,336

Ohio State University, 5.00%, 12/1/29	1,060	1,398,341

Ohio University, 5.00%, 12/1/35	500	602,690

University of Cincinnati, 5.00%, 6/1/34	585	696,372

University of Cincinnati, 5.00%, 6/1/45	2,000	2,388,260

		$18,703,710

Electric Utilities — 3.1%

American Municipal Power, Inc., (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,285,170

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$1,143,900

American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,193,189

American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	698,423

		$5,320,682

Escrowed/Prerefunded — 4.5%

Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$548,815

Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,096,330

Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/37	540	605,480

Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,233,386

Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,131,084

Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,474,223

Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,503,133

Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,738

Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	23,805

		$7,675,994

General Obligations — 5.7%

Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,003,420

Columbus City School District, 5.00%, 12/1/30	1,500	1,813,860

Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,494,038

Cuyahoga Community College District, 4.00%, 12/1/42	1,500	1,701,015

Northwest Local School District, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	570,025

Ohio, 5.00%, 5/1/33	1,500	1,842,405

Westerville City School District, 4.00%, 12/1/32	425	511,798

Westerville City School District, 4.00%, 12/1/33	625	749,231

		$9,685,792

Hospital — 16.3%

Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,596,780

25	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$1,155	$1,242,768

Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,557,519

Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	915,518

Butler County, (UC Health), 4.00%, 11/15/37	920	1,013,628

Butler County, (UC Health), 5.00%, 11/15/28	590	727,393

Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,582,350

Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	908,558

Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,395,192

Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,303,880

Miami County, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,175,070

Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	495,452

Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	874,307

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,638,285

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	489,555

Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,190	2,428,316

Ohio, (University Hospitals Health Systems, Inc.), 3.00%, 1/15/45	1,000	944,730

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	239,301

		$27,528,602

Housing — 0.5%

Ohio Housing Finance Agency, 3.00%, 9/1/39	$750	$783,465

		$783,465

Industrial Development Revenue — 2.3%

Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,371,837

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,565,887

		$3,937,724

Insured-Electric Utilities — 8.7%

Cleveland, Public Power System Revenue, (AGM), 4.00%, 11/15/38	$1,000	$1,131,750

Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,265	1,474,750

Security	Principal Amount (000’s omitted)	Value

Insured-Electric Utilities (continued)

Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,540	$2,169,033

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,695,830

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	2,193,075

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	4,060,822

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,015,181

		$14,740,441

Insured-Escrowed/Prerefunded — 0.9%

Cleveland, Airport System Revenue, (AGM), Prerefunded to 10/1/22, 5.00%, 1/1/30	$1,170	$1,249,150

Cleveland, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	235	275,472

		$1,524,622

Insured-General Obligations — 20.9%

Cincinnati City School District, 5.25%, 12/1/29(2)	$7,500	$10,014,525

Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,411,909

Kettering City School District, (AGM), 5.25%, 12/1/31	4,505	5,752,164

Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,690,224

Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,580,050

Warrensville Heights City School District, (BAM), 5.00%, 12/1/44	300	340,857

Westerville City School District, (XLCA), 5.00%, 12/1/27	4,590	5,681,227

		$35,470,956

Insured-Hospital — 1.1%

Lucas County, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,783,253

		$1,783,253

Insured-Transportation — 6.4%

Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,155,480

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,708,650

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,602,350

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,332,260

		$10,798,740

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured-Water and Sewer — 2.6%

Newark, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,345,786

		$4,345,786

Other Revenue — 3.6%

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/33	$400	$483,996

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/34	300	361,932

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/35	500	601,070

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/41	725	857,371

Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	2,175	2,177,762

Summit County Port Authority, 5.00%, 12/1/31	1,410	1,542,737

		$6,024,868

Senior Living/Life Care — 1.0%

Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$635,523

Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,015,211

		$1,650,734

Special Tax Revenue — 5.8%

Akron, Income Tax Revenue, 4.00%, 12/1/36	$655	$736,456

Akron, Income Tax Revenue, 4.00%, 12/1/37	520	583,351

Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,151,620

Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,364,500

Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,161,890

Franklin County Convention Facilities Authority, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	453,201

Franklin County, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,232,580

Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	531,566

Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	626,179

Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,031,603

		$9,872,946

Transportation — 0.4%

Cleveland, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$737,106

		$737,106

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.9%

Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,097,627

Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,813,860

Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,390,324

Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,366,600

		$6,668,411

Total Tax-Exempt Investments — 103.2% (identified cost $159,216,111)		$174,949,574

Other Assets, Less Liabilities — (3.2)%		$(5,460,050)

Net Assets — 100.0%		$169,489,524

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2020, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 17.2% of total investments

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2020, the aggregate value of these securities is $1,565,887 or 0.9% of the Fund’s net assets.

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	30	Short	6/19/20	$(5,371,875)	$(389,127)

					$(389,127)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

XLCA	–	XL Capital Assurance, Inc.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Assets and Liabilities (Unaudited)

	March 31, 2020
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investments —

Identified cost	$370,378,212	$166,213,583	$392,584,520	$159,216,111

Unrealized appreciation	9,786,947	11,950,482	13,937,552	15,733,463

Investments, at value	$380,165,159	$178,164,065	$406,522,072	$174,949,574

Cash	$1,743,427	$51,542	$11,261,894	$2,764,526

Deposits for derivatives collateral — financial futures contracts	—	—	—	195,000

Interest receivable	3,910,766	1,697,164	4,251,281	2,249,765

Receivable for investments sold	4,070,207	—	17,897,064	—

Receivable for Fund shares sold	1,525,914	31,042	601,960	76,795

Receivable for variation margin on open financial futures contracts	—	—	—	49,747

Total assets	$391,415,473	$179,943,813	$440,534,271	$180,285,407

Liabilities

Payable for floating rate notes issued	$2,310,000	$3,678,948	$—	$9,178,956

Payable for investments purchased	3,272,040	—	10,650,930	—

Payable for when-issued securities	11,105,717	—	18,743,460	1,101,530

Payable for Fund shares redeemed	2,238,193	170,221	717,608	241,897

Distributions payable	81,620	63,874	117,662	49,322

Payable to affiliates:

Investment adviser fee	127,389	52,333	127,876	52,071

Distribution and service fees	51,227	25,019	69,323	27,323

Interest expense and fees payable	18,299	10,548	—	49,535

Accrued expenses	156,040	97,383	194,845	95,249

Total liabilities	$19,360,525	$4,098,326	$30,621,704	$10,795,883

Net Assets	$372,054,948	$175,845,487	$409,912,567	$169,489,524

Sources of Net Assets

Paid-in capital	$363,964,550	$164,065,759	$391,132,574	$163,703,481

Distributable earnings	8,090,398	11,779,728	18,779,993	5,786,043

Net Assets	$372,054,948	$175,845,487	$409,912,567	$169,489,524

Class A Shares

Net Assets	$123,180,442	$93,521,618	$230,945,706	$101,264,237

Shares Outstanding	11,656,158	10,548,277	22,410,485	11,119,638

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.57	$8.87	$10.31	$9.11

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.10	$9.31	$10.82	$9.56

Class C Shares

Net Assets	$25,837,798	$10,998,832	$36,363,366	$12,253,394

Shares Outstanding	2,644,665	1,240,212	3,527,073	1,346,290

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.77	$8.87	$10.31	$9.10

Class I Shares

Net Assets	$223,036,708	$71,325,037	$142,603,495	$55,971,893

Shares Outstanding	21,094,414	8,046,414	13,842,182	6,142,548

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.57	$8.86	$10.30	$9.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2020
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Interest	$5,139,421	$2,739,321	$5,879,091	$3,090,840

Total investment income	$5,139,421	$2,739,321	$5,879,091	$3,090,840

Expenses

Investment adviser fee	$720,901	$306,489	$762,173	$304,177

Distribution and service fees

Class A	157,483	94,343	235,893	103,873

Class C	145,209	57,329	184,214	61,592

Trustees’ fees and expenses	9,550	4,540	10,412	4,408

Custodian fee	39,867	22,803	49,982	22,454

Transfer and dividend disbursing agent fees	49,677	32,933	82,294	35,805

Legal and accounting services	35,880	31,649	40,009	28,425

Printing and postage	10,476	6,603	14,530	7,763

Registration fees	351	6,608	2,785	4,635

Interest expense and fees	23,418	38,861	—	88,816

Miscellaneous	23,448	12,494	22,185	13,499

Total expenses	$1,216,260	$614,652	$1,404,477	$675,447

Net investment income	$3,923,161	$2,124,669	$4,474,614	$2,415,393

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,511,113)	$372,000	$4,588,559	$(4,648)

Financial futures contracts	—	—	—	(60,748)

Net realized gain (loss)	$(1,511,113)	$372,000	$4,588,559	$(65,396)

Change in unrealized appreciation (depreciation) —

Investments	$(6,558,689)	$(2,616,613)	$(7,838,088)	$(1,574,880)

Financial futures contracts	—	—	—	(495,008)

Net change in unrealized appreciation (depreciation)	$(6,558,689)	$(2,616,613)	$(7,838,088)	$(2,069,888)

Net realized and unrealized loss	$(8,069,802)	$(2,244,613)	$(3,249,529)	$(2,135,284)

Net increase (decrease) in net assets from operations	$(4,146,641)	$(119,944)	$1,225,085	$280,109

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$3,923,161	$2,124,669	$4,474,614	$2,415,393

Net realized gain (loss)	(1,511,113)	372,000	4,588,559	(65,396)

Net change in unrealized appreciation (depreciation)	(6,558,689)	(2,616,613)	(7,838,088)	(2,069,888)

Net increase (decrease) in net assets from operations	$(4,146,641)	$(119,944)	$1,225,085	$280,109

Distributions to shareholders —

Class A	$(1,748,445)	$(1,232,730)	$(2,677,884)	$(1,449,879)

Class C	(300,345)	(113,009)	(295,014)	(132,239)

Class I	(3,350,567)	(966,251)	(1,748,009)	(801,320)

Total distributions to shareholders	$(5,399,357)	$(2,311,990)	$(4,720,907)	$(2,383,438)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$12,084,384	$4,884,376	$10,903,087	$8,201,378

Class C	4,616,607	802,627	2,125,370	1,057,150

Class I	83,894,278	17,421,875	20,605,180	11,649,478

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,468,225	1,018,479	2,368,878	1,264,999

Class C	266,881	96,375	227,278	110,049

Class I	3,045,231	822,880	1,396,229	718,328

Cost of shares redeemed

Class A	(14,337,431)	(5,371,400)	(17,132,224)	(10,464,844)

Class C	(5,439,601)	(1,340,970)	(5,290,304)	(1,148,654)

Class I	(53,109,361)	(9,691,222)	(14,947,535)	(5,610,758)

Net asset value of shares converted

Class A	349,293	896,933	1,060,010	861,470

Class C	(349,293)	(896,933)	(1,060,010)	(861,470)

Net increase in net assets from Fund share transactions	$32,489,213	$8,643,020	$255,959	$5,777,126

Net increase (decrease) in net assets	$22,943,215	$6,211,086	$(3,239,863)	$3,673,797

Net Assets

At beginning of period	$349,111,733	$169,634,401	$413,152,430	$165,815,727

At end of period	$372,054,948	$175,845,487	$409,912,567	$169,489,524

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$7,208,139	$4,449,736	$10,301,223	$4,718,915

Net realized gain (loss)	3,344,446	(785,890)	7,935,111	(801,036)

Net change in unrealized appreciation (depreciation)	13,217,445	7,471,069	14,674,014	9,266,461

Net increase in net assets from operations	$23,770,030	$11,134,915	$32,910,348	$13,184,340

Distributions to shareholders —

Class A	$(2,845,527)	$(2,617,786)	$(5,962,314)	$(3,010,485)

Class C	(425,085)	(276,851)	(880,601)	(341,351)

Class I	(3,923,470)	(1,594,256)	(3,446,566)	(1,305,694)

Total distributions to shareholders	$(7,194,082)	$(4,488,893)	$(10,289,481)	$(4,657,530)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$26,840,390	$7,074,567	$23,062,535	$9,752,025

Class C	10,061,657	2,222,218	4,180,859	1,911,311

Class I	99,897,563	29,335,870	46,049,651	21,187,385

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,368,563	2,152,136	5,203,569	2,599,469

Class C	372,221	226,796	703,105	281,723

Class I	3,506,320	1,336,234	2,769,963	1,105,526

Cost of shares redeemed

Class A	(19,531,208)	(11,681,230)	(33,788,717)	(17,580,758)

Class C	(5,773,211)	(1,658,955)	(13,591,392)	(4,326,972)

Class I	(33,787,892)	(9,762,738)	(41,886,708)	(10,289,119)

Net asset value of shares converted

Class A	2,858,162	3,645,073	8,952,777	4,624,174

Class C	(2,858,162)	(3,645,073)	(8,952,777)	(4,624,174)

Net increase (decrease) in net assets from Fund share transactions	$83,954,403	$19,244,898	$(7,297,135)	$4,640,590

Net increase in net assets	$100,530,351	$25,890,920	$15,323,732	$13,167,400

Net Assets

At beginning of year	$248,581,382	$143,743,481	$397,828,698	$152,648,327

At end of year	$349,111,733	$169,634,401	$413,152,430	$165,815,727

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights

	California Opportunities Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.800		$10.210	$10.410	$10.740	$10.250	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.107		$0.258	$0.263	$0.262	$0.302	$0.377

Net realized and unrealized gain (loss)	(0.187)		0.590	(0.200)	(0.332)	0.491	0.018

Total income (loss) from operations	$(0.080)		$0.848	$0.063	$(0.070)	$0.793	$0.395

Less Distributions

From net investment income	$(0.114)		$(0.258)	$(0.263)	$(0.260)	$(0.303)	$(0.375)

From net realized gain	(0.036)		—	—	—	—	—

Total distributions	$(0.150)		$(0.258)	$(0.263)	$(0.260)	$(0.303)	$(0.375)

Net asset value — End of period	$10.570		$10.800	$10.210	$10.410	$10.740	$10.250

Total Return(2)	(0.76	)%(3)	8.52%	0.52%	(0.60)%	7.83%	3.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$123,180		$126,381	$107,204	$124,821	$148,675	$122,727

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.72	%(5)	0.76%	0.77%	0.77%	0.78%	0.84%

Interest and fee expense(6)	0.01	%(5)	0.04%	0.07%	0.05%	0.04%	0.04%

Total expenses(4)	0.73	%(5)	0.80%	0.84%	0.82%	0.82%	0.88%

Net investment income	1.99	%(5)	2.47%	2.56%	2.53%	2.86%	3.68%

Portfolio Turnover	92	%(3)	235%	293%	146%	219%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	California Opportunities Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.990		$9.440	$9.620	$9.930	$9.480	$9.460

Income (Loss) From Operations

Net investment income(1)	$0.061		$0.166	$0.172	$0.170	$0.198	$0.277

Net realized and unrealized gain (loss)	(0.178)		0.550	(0.180)	(0.311)	0.459	0.019

Total income (loss) from operations	$(0.117)		$0.716	$(0.008)	$(0.141)	$0.657	$0.296

Less Distributions

From net investment income	$(0.067)		$(0.166)	$(0.172)	$(0.169)	$(0.207)	$(0.276)

From net realized gain	(0.036)		—	—	—	—	—

Total distributions	$(0.103)		$(0.166)	$(0.172)	$(0.169)	$(0.207)	$(0.276)

Net asset value — End of period	$9.770		$9.990	$9.440	$9.620	$9.930	$9.480

Total Return(2)	(1.18	)%(3)	7.66%	(0.08)%	(1.40)%	6.98%	3.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,838		$27,616	$24,437	$30,020	$35,006	$15,343

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.47	%(5)	1.51%	1.52%	1.52%	1.53%	1.59%

Interest and fee expense(6)	0.01	%(5)	0.04%	0.07%	0.05%	0.04%	0.04%

Total expenses(4)	1.48	%(5)	1.55%	1.59%	1.57%	1.57%	1.63%

Net investment income	1.23	%(5)	1.72%	1.80%	1.78%	2.02%	2.92%

Portfolio Turnover	92	%(3)	235%	293%	146%	219%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	California Opportunities Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.810		$10.210	$10.420	$10.750	$10.260	$10.240

Income (Loss) From Operations

Net investment income(1)	$0.120		$0.282	$0.289	$0.287	$0.312	$0.403

Net realized and unrealized gain (loss)	(0.197)		0.602	(0.210)	(0.331)	0.507	0.018

Total income (loss) from operations	$(0.077)		$0.884	$0.079	$(0.044)	$0.819	$0.421

Less Distributions

From net investment income	$(0.127)		$(0.284)	$(0.289)	$(0.286)	$(0.329)	$(0.401)

From net realized gain	(0.036)		—	—	—	—	—

Total distributions	$(0.163)		$(0.284)	$(0.289)	$(0.286)	$(0.329)	$(0.401)

Net asset value — End of period	$10.570		$10.810	$10.210	$10.420	$10.750	$10.260

Total Return(2)	(0.74	)%(3)	8.79%	0.77%	(0.35)%	8.09%	4.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$223,037		$195,115	$116,940	$118,737	$109,169	$21,945

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.47	%(5)	0.51%	0.51%	0.52%	0.52%	0.59%

Interest and fee expense(6)	0.01	%(5)	0.04%	0.07%	0.05%	0.04%	0.04%

Total expenses(4)	0.48	%(5)	0.55%	0.58%	0.57%	0.56%	0.63%

Net investment income	2.23	%(5)	2.68%	2.80%	2.77%	2.93%	3.92%

Portfolio Turnover	92	%(3)	235%	293%	146%	219%	66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	Massachusetts Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.980		$8.600	$8.890	$9.180	$9.030	$9.120

Income (Loss) From Operations

Net investment income(1)	$0.108		$0.252	$0.265	$0.285	$0.304	$0.322

Net realized and unrealized gain (loss)	(0.101)		0.382	(0.280)	(0.292)	0.160	(0.088)

Total income (loss) from operations	$0.007		$0.634	$(0.015)	$(0.007)	$0.464	$0.234

Less Distributions

From net investment income	$(0.117)		$(0.254)	$(0.275)	$(0.283)	$(0.314)	$(0.324)

Total distributions	$(0.117)		$(0.254)	$(0.275)	$(0.283)	$(0.314)	$(0.324)

Net asset value — End of period	$8.870		$8.980	$8.600	$8.890	$9.180	$9.030

Total Return(2)	0.07	%(3)	7.48%	(0.17)%	(0.02)%	5.20%	2.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$93,522		$93,288	$88,205	$99,934	$116,883	$109,990

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.71%	0.72%	0.70%	0.72%	0.72%

Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.06%	0.06%	0.05%

Total expenses(4)	0.73	%(5)	0.76%	0.77%	0.76%	0.78%	0.77%

Net investment income	2.40	%(5)	2.87%	3.03%	3.21%	3.31%	3.54%

Portfolio Turnover	11	%(3)	49%	41%	28%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	Massachusetts Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.990		$8.610	$8.890	$9.190	$9.040	$9.120

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.186	$0.200	$0.219	$0.234	$0.252

Net realized and unrealized gain (loss)	(0.110)		0.382	(0.270)	(0.302)	0.162	(0.076)

Total income (loss) from operations	$(0.036)		$0.568	$(0.070)	$(0.083)	$0.396	$0.176

Less Distributions

From net investment income	$(0.084)		$(0.188)	$(0.210)	$(0.217)	$(0.246)	$(0.256)

Total distributions	$(0.084)		$(0.188)	$(0.210)	$(0.217)	$(0.246)	$(0.256)

Net asset value — End of period	$8.870		$8.990	$8.610	$8.890	$9.190	$9.040

Total Return(2)	(0.30	)%(3)	6.55%	(0.80)%	(0.87)%	4.41%	1.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,999		$12,518	$14,848	$19,219	$24,165	$21,074

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.44	%(5)	1.46%	1.47%	1.46%	1.47%	1.47%

Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.06%	0.06%	0.05%

Total expenses(4)	1.48	%(5)	1.51%	1.52%	1.52%	1.53%	1.52%

Net investment income	1.65	%(5)	2.12%	2.29%	2.47%	2.55%	2.78%

Portfolio Turnover	11	%(3)	49%	41%	28%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	Massachusetts Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.980		$8.600	$8.880	$9.180	$9.030	$9.120

Income (Loss) From Operations

Net investment income(1)	$0.117		$0.268	$0.283	$0.302	$0.320	$0.338

Net realized and unrealized gain (loss)	(0.111)		0.384	(0.270)	(0.301)	0.162	(0.086)

Total income from operations	$0.006		$0.652	$0.013	$0.001	$0.482	$0.252

Less Distributions

From net investment income	$(0.126)		$(0.272)	$(0.293)	$(0.301)	$(0.332)	$(0.342)

Total distributions	$(0.126)		$(0.272)	$(0.293)	$(0.301)	$(0.332)	$(0.342)

Net asset value — End of period	$8.860		$8.980	$8.600	$8.880	$9.180	$9.030

Total Return(2)	0.05	%(3)	7.69%	0.15%	0.07%	5.40%	2.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,325		$63,829	$40,691	$45,551	$44,995	$32,876

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.49	%(5)	0.51%	0.52%	0.50%	0.52%	0.52%

Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.06%	0.06%	0.05%

Total expenses(4)	0.53	%(5)	0.56%	0.57%	0.56%	0.58%	0.57%

Net investment income	2.60	%(5)	3.05%	3.23%	3.41%	3.49%	3.72%

Portfolio Turnover	11	%(3)	49%	41%	28%	17%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	New York Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$10.380		$9.800		$10.110		$10.390		$10.070		$10.140

Income (Loss) From Operations

Net investment income(1)	$0.112		$0.265		$0.285		$0.304		$0.326		$0.365

Net realized and unrealized gain (loss)	(0.064)		0.580		(0.311)		(0.276)		0.320		(0.072)

Total income (loss) from operations	$0.048		$0.845		$(0.026)		$0.028		$0.646		$0.293

Less Distributions

From net investment income	$(0.118)		$(0.265)		$(0.284)		$(0.308)		$(0.326)		$(0.363)

Total distributions	$(0.118)		$(0.265)		$(0.284)		$(0.308)		$(0.326)		$(0.363)

Net asset value — End of period	$10.310		$10.380		$9.800		$10.110		$10.390		$10.070

Total Return(2)	0.36	%(3)	8.74%		(0.26)%		0.33%		6.49%		2.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$230,946		$235,528		$218,892		$247,160		$291,077		$265,348

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.67	%(5)	0.69%		0.70%		0.70%		0.70%		0.71%

Interest and fee expense	—		0.04	%(6)	0.09	%(6)	0.07	%(6)	0.05	%(6)	0.05	%(6)

Total expenses(4)	0.67	%(5)	0.73%		0.79%		0.77%		0.75%		0.76%

Net investment income	2.15	%(5)	2.63%		2.86%		3.02%		3.16%		3.61%

Portfolio Turnover	72	%(3)	114%		75%		56%		38%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	New York Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$10.390		$9.800		$10.120		$10.390		$10.070		$10.140

Income (Loss) From Operations

Net investment income(1)	$0.073		$0.192		$0.211		$0.229		$0.248		$0.288

Net realized and unrealized gain (loss)	(0.074)		0.588		(0.321)		(0.266)		0.320		(0.071)

Total income (loss) from operations	$(0.001)		$0.780		$(0.110)		$(0.037)		$0.568		$0.217

Less Distributions

From net investment income	$(0.079)		$(0.190)		$(0.210)		$(0.233)		$(0.248)		$(0.287)

Total distributions	$(0.079)		$(0.190)		$(0.210)		$(0.233)		$(0.248)		$(0.287)

Net asset value — End of period	$10.310		$10.390		$9.800		$10.120		$10.390		$10.070

Total Return(2)	(0.02	)%(3)	8.03%		(1.10)%		(0.32)%		5.69%		2.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$36,363		$40,711		$55,817		$66,727		$80,371		$62,713

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.42	%(5)	1.44%		1.45%		1.45%		1.44%		1.46%

Interest and fee expense	—		0.04	%(6)	0.09	%(6)	0.07	%(6)	0.05	%(6)	0.05	%(6)

Total expenses(4)	1.42	%(5)	1.48%		1.54%		1.52%		1.49%		1.51%

Net investment income	1.40	%(5)	1.91%		2.11%		2.27%		2.40%		2.85%

Portfolio Turnover	72	%(3)	114%		75%		56%		38%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	New York Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$10.380		$9.800		$10.110		$10.390		$10.070		$10.140

Income (Loss) From Operations

Net investment income(1)	$0.122		$0.285		$0.305		$0.322		$0.342		$0.384

Net realized and unrealized gain (loss)	(0.074)		0.580		(0.311)		(0.274)		0.324		(0.071)

Total income (loss) from operations	$0.048		$0.865		$(0.006)		$0.048		$0.666		$0.313

Less Distributions

From net investment income	$(0.128)		$(0.285)		$(0.304)		$(0.328)		$(0.346)		$(0.383)

Total distributions	$(0.128)		$(0.285)		$(0.304)		$(0.328)		$(0.346)		$(0.383)

Net asset value — End of period	$10.300		$10.380		$9.800		$10.110		$10.390		$10.070

Total Return(2)	0.45	%(3)	8.96%		(0.06)%		0.53%		6.70%		3.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$142,603		$136,913		$123,119		$126,524		$104,643		$52,507

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.47	%(5)	0.49%		0.50%		0.50%		0.49%		0.51%

Interest and fee expense	—		0.04	%(6)	0.09	%(6)	0.07	%(6)	0.05	%(6)	0.05	%(6)

Total expenses(4)	0.47	%(5)	0.53%		0.59%		0.57%		0.54%		0.56%

Net investment income	2.35	%(5)	2.83%		3.06%		3.20%		3.31%		3.80%

Portfolio Turnover	72	%(3)	114%		75%		56%		38%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	Ohio Fund — Class A

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.210		$8.700	$9.020	$9.300	$9.060	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.276	$0.283	$0.313	$0.329	$0.348

Net realized and unrealized gain (loss)	(0.102)		0.506	(0.324)	(0.283)	0.237	(0.123)

Total income (loss) from operations	$0.028		$0.782	$(0.041)	$0.030	$0.566	$0.225

Less Distributions

From net investment income	$(0.128)		$(0.272)	$(0.279)	$(0.310)	$(0.326)	$(0.345)

Total distributions	$(0.128)		$(0.272)	$(0.279)	$(0.310)	$(0.326)	$(0.345)

Net asset value — End of period	$9.110		$9.210	$8.700	$9.020	$9.300	$9.060

Total Return(2)	0.30	%(3)	9.12%	(0.45)%	0.39%	6.33%	2.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$101,264		$102,651	$97,736	$114,303	$136,271	$130,016

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.70	%(5)	0.71%	0.71%	0.72%	0.71%	0.72%

Interest and fee expense(6)	0.10	%(5)	0.13%	0.14%	0.11%	0.05%	0.02%

Total expenses(4)	0.80	%(5)	0.84%	0.85%	0.83%	0.76%	0.74%

Net investment income	2.83	%(5)	3.08%	3.20%	3.48%	3.56%	3.81%

Portfolio Turnover	7	%(3)	11%	13%	10%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	Ohio Fund — Class C

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.200		$8.700	$9.010	$9.300	$9.060	$9.170

Income (Loss) From Operations

Net investment income(1)	$0.096		$0.209	$0.217	$0.245	$0.259	$0.279

Net realized and unrealized gain (loss)	(0.102)		0.496	(0.314)	(0.293)	0.237	(0.113)

Total income (loss) from operations	$(0.006)		$0.705	$(0.097)	$(0.048)	$0.496	$0.166

Less Distributions

From net investment income	$(0.094)		$(0.205)	$(0.213)	$(0.242)	$(0.256)	$(0.276)

Total distributions	$(0.094)		$(0.205)	$(0.213)	$(0.242)	$(0.256)	$(0.276)

Net asset value — End of period	$9.100		$9.200	$8.700	$9.010	$9.300	$9.060

Total Return(2)	(0.08	)%(3)	8.19%	(1.09)%	(0.47)%	5.53%	1.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,253		$13,233	$19,191	$22,210	$24,822	$21,899

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.45	%(5)	1.46%	1.46%	1.47%	1.46%	1.47%

Interest and fee expense(6)	0.10	%(5)	0.13%	0.14%	0.11%	0.05%	0.02%

Total expenses(4)	1.55	%(5)	1.59%	1.60%	1.58%	1.51%	1.49%

Net investment income	2.08	%(5)	2.35%	2.45%	2.73%	2.80%	3.06%

Portfolio Turnover	7	%(3)	11%	13%	10%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Financial Highlights — continued

	Ohio Fund — Class I

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.210		$8.710	$9.020	$9.310	$9.070	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.293	$0.300	$0.331	$0.346	$0.366

Net realized and unrealized gain (loss)	(0.101)		0.498	(0.313)	(0.293)	0.239	(0.113)

Total income (loss) from operations	$0.038		$0.791	$(0.013)	$0.038	$0.585	$0.253

Less Distributions

From net investment income	$(0.138)		$(0.291)	$(0.297)	$(0.328)	$(0.345)	$(0.363)

Total distributions	$(0.138)		$(0.291)	$(0.297)	$(0.328)	$(0.345)	$(0.363)

Net asset value — End of period	$9.110		$9.210	$8.710	$9.020	$9.310	$9.070

Total Return(2)	0.40	%(3)	9.21%	(0.14)%	0.48%	6.54%	2.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$55,972		$49,932	$35,722	$32,065	$20,957	$12,552

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.50	%(5)	0.51%	0.51%	0.52%	0.51%	0.52%

Interest and fee expense(6)	0.10	%(5)	0.13%	0.14%	0.11%	0.05%	0.02%

Total expenses(4)	0.60	%(5)	0.64%	0.65%	0.63%	0.56%	0.54%

Net investment income	3.03	%(5)	3.26%	3.39%	3.68%	3.73%	4.00%

Portfolio Turnover	7	%(3)	11%	13%	10%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

45

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	Ohio Fund

Floating Rate Notes Outstanding	$2,310,000	$3,678,948	$9,178,956

Interest Rate or Range of Interest Rates (%)	5.01	4.91	3.00–3.25

Collateral for Floating Rate Notes Outstanding	$3,092,412	$7,593,167	$15,572,044

For the six months ended March 31, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$2,310,000	$3,640,000	$9,120,000

Average Interest Rate	2.03%	2.14%	1.95%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

46

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Deferred capital losses:

Short-term	$—	$486,029	$—	$4,981,142

Long-term	$—	$616,052	$—	$4,769,101

47

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$368,395,406	$162,397,316	$392,610,163	$149,637,474

Gross unrealized appreciation	$11,275,994	$12,382,123	$17,650,421	$16,632,541

Gross unrealized depreciation	(1,816,241)	(294,322)	(3,738,512)	(888,524)

Net unrealized appreciation	$9,459,753	$12,087,801	$13,911,909	$15,744,017

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20	2.00

$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$720,901	$306,489	$762,173	$304,177

Effective Annual Rate	0.38%	0.35%	0.37%	0.36%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2020 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$6,197	$6,714	$17,390	$5,754

EVD’s Class A Sales Charges	$7,512	$5,155	$13,999	$14,046

48

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2020 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$157,483	$94,343	$235,893	$103,873

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2020, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Distribution Fees	$108,907	$45,260	$145,432	$48,625

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2020 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Service Fees	$36,302	$12,069	$38,782	$12,967

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

49

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$30,000	$—	$—	$—

Class C	$300	$900	$2,000	$100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2020 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$368,511,607	$30,855,935	$298,636,996	$17,667,789

Sales	$341,345,184	$19,223,758	$295,941,661	$12,919,040

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	1,125,092	461,883	7,771,747

Issued to shareholders electing to receive payments of distributions in Fund shares	136,140	26,777	282,081

Redemptions	(1,340,793)	(573,763)	(5,016,845)

Converted from Class C shares	32,896	—	—

Converted to Class A shares	—	(35,583)	—

Net increase (decrease)	(46,665)	(120,686)	3,036,983

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	2,568,377	1,039,114	9,538,091

Issued to shareholders electing to receive payments of distributions in Fund shares	226,553	38,540	333,931

Redemptions	(1,874,523)	(601,732)	(3,265,728)

Converted from Class C shares	277,509	—	—

Converted to Class A shares	—	(300,089)	—

Net increase	1,197,916	175,833	6,606,294

50

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	545,920	88,703	1,942,916

Issued to shareholders electing to receive payments of distributions in Fund shares	113,140	10,700	91,460

Redemptions	(597,696)	(151,155)	(1,096,518)

Converted from Class C shares	101,206	—	—

Converted to Class A shares	—	(101,188)	—

Net increase (decrease)	162,570	(152,940)	937,858

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	805,225	250,373	3,347,077

Issued to shareholders electing to receive payments of distributions in Fund shares	244,662	25,824	151,530

Redemptions	(1,333,729)	(189,817)	(1,120,013)

Converted from Class C shares	418,172	—	—

Converted to Class A shares	—	(417,968)	—

Net increase (decrease)	134,330	(331,588)	2,378,594

New York Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	1,046,489	204,046	1,981,459

Issued to shareholders electing to receive payments of distributions in Fund shares	227,051	21,776	133,840

Redemptions	(1,647,192)	(515,408)	(1,461,872)

Converted from Class C shares	102,202	—	—

Converted to Class A shares	—	(102,188)	—

Net increase (decrease)	(271,450)	(391,774)	653,427

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	2,296,580	416,538	4,573,506

Issued to shareholders electing to receive payments of distributions in Fund shares	516,401	70,073	274,908

Redemptions	(3,370,521)	(1,359,455)	(4,225,584)

Converted from Class C shares	902,117	—	—

Converted to Class A shares	—	(901,779)	—

Net increase (decrease)	344,577	(1,774,623)	622,830

51

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
	Six Months Ended March 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	886,035	114,319	1,264,945

Issued to shareholders electing to receive payments of distributions in Fund shares	137,042	11,930	77,771

Redemptions	(1,146,245)	(124,230)	(620,017)

Converted from Class C shares	93,690	—	—

Converted to Class A shares	—	(93,706)	—

Net increase (decrease)	(29,478)	(91,687)	722,699

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	1,075,739	212,622	2,354,267

Issued to shareholders electing to receive payments of distributions in Fund shares	289,541	31,541	122,745

Redemptions	(1,972,282)	(489,558)	(1,159,967)

Converted from Class C shares	523,315	—	—

Converted to Class A shares	—	(523,651)	—

Net increase (decrease)	(83,687)	(769,046)	1,317,045

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in the Portfolio of Investments. At March 31, 2020, the Ohio Fund had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2020, the Ohio Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

52

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2020 were as follows:

	Ohio Fund

Liability Derivative:

Futures Contracts	$(389,127	)(1)

Total	$(389,127)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2020 was as follows:

	Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(60,748	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(495,008	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Ohio Fund

Average Notional Cost:

Futures Contracts — Short	$4,886,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Eaton Vance

Municipal Income Funds

March 31, 2020

Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$343,007,490	$—	$343,007,490

Taxable Municipal Securities	—	34,765,190	—	34,765,190

Corporate Bonds & Notes	—	2,392,479	—	2,392,479

Total Investments	$—	$380,165,159	$—	$380,165,159

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$171,202,923	$—	$171,202,923

Taxable Municipal Securities	—	6,961,142	—	6,961,142

Total Investments	$—	$178,164,065	$—	$178,164,065

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$398,450,898	$—	$398,450,898

Taxable Municipal Securities	—	4,815,600	—	4,815,600

Corporate Bonds & Notes	—	2,273,510	—	2,273,510

Miscellaneous	—	—	982,064	982,064

Total Investments	$—	$405,540,008	$982,064	$406,522,072

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$174,949,574	$—	$174,949,574

Total Investments	$—	$174,949,574	$—	$174,949,574

Liability Description

Futures Contracts	$(389,127)	$—	$—	$(389,127)

Total	$(389,127)	$—	$—	$(389,127)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

Level 3 investments held by the New York Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.

11  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Funds’ investments.

54

Eaton Vance

Municipal Income Funds

March 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

55

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708    3.31.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 26, 2020